SEMI-ANNUAL REPORT
AS OF JUNE 30, 1998






                           PACIFIC INNOVATIONS TRUST





                              -------------------
                                NOT FDIC INSURED
                              -------------------

                      (This page intentionally left blank)

Dear Shareholders:

     We are pleased to share with you the semi-annual report, dated June 30, 1998, for the Pacific Innovations Trust, which is the underlying fund for the Pacific Innovations Variable Annuity (both "Pacific Innovations"). Offered by Pacific Life Insurance Company, Pacific Innovations is a flexible premium deferred variable annuity contract available to individuals as well as certain tax-qualified retirement plans.

     In addition to a Fixed Investment Option, seven Variable Investment Options are currently available, each one investing in shares of a corresponding Fund of the Pacific Innovations Trust. Five of the Funds are advised by Bank of America:
Money Market Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund and Aggressive Growth Fund. Two other funds, the Managed Bond Fund and the International Fund, are sub-advised by Scudder Kemper Investments, Inc., and Wellington Management Company, LLP, respectively.

     Pacific Innovations finished the period with solid total returns in an environment that continued to be favorable to stocks and reasonable to fixed income securities. The broad U.S. stock market gained 17.71% and 30.18% for the six and twelve month months ended June 30, 1998, respectively. Intermediate-term U.S. bonds delivered total returns of 3.92% and 10.54% for the six months and twelve months, respectively. Overseas, where economic conditions are mixed, equity securities advanced 16.02% and 6.37% during the six and twelve month periods, respectively*.

     The U.S. securities market continues to benefit from low inflation, steady economic growth and wage increases that are offset by productivity gains. These conditions are favorable to business earnings and the performance of financial assets, especially equities. Although year-over-year growth of corporate earnings slowed, they grew at a higher than expected rate again during the past one-year period. This gave investors reason to be optimistic about further earnings gain.

     This belief, along with the steady flow of capital flowing into mutual funds and retirement vehicles, helped boost the prices of U.S. stock and bonds. Another contributing factor was the reduced capital gains tax, which makes the after-tax returns of investing in equity securities more attractive.

     Since October of last year, the fixed income market has been uncertain as to whether unemployment and strong domestic consumer demand would overheat the economy. It has also been unclear as to what extent the Asian turmoil would slow the U.S. economy down. This situation has left the Federal Reserve Board's monetary policy unchanged. While overall interest rate volatility has remained low, levels in the longer maturity range have declined and quality spreads have widened. The upcoming quarters will most likely provide some answers as to which outcome may prevail.

     Thank you for your continued investment and support of Pacific Innovations. We look forward to continued growth for the remainder of 1998 and beyond.

Sincerely,

/s/ Cornelius J. Pings
Dr. Cornelius J. Pings

* As measured by the Standard & Poor's 500 Index of Large-Cap Common Stocks; the Lehman Brothers Aggregate Bond Index; and the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index from 7/1/97 through 6/30/98. These indices are representative of the large capitalization U.S. equity, U.S. bond, and International markets, respectively. Each index cannot be invested in directly.

                           PACIFIC INNOVATIONS TRUST

               RESULTS (UNAUDITED) OF SPECIAL SHAREHOLDER MEETING
                             HELD ON JUNE 26, 1998

     On June 26, 1998, a special meeting of shareholders of Pacific Innovations Trust (the "Trust") was held in order to vote on the following proposals:

          (1)  to elect seven Trustees to the Board of Trustees;

          (2) to approve a new management agreement between the Trust and Bank of America NT&SA;

          (3) to approve a new sub-advisory agreement between Bank of America NT&SA and Scudder Kemper Investments, Inc. (Managed Bond Fund only);

          (4) to approve a new sub-advisory agreement between Bank of America NT&SA and Wellington Management Company, LLP (International Fund only); and

          (5) to approve the selection of Price Waterhouse LLP as the Trust's independent auditors for the current fiscal year.

     The voting results for each proposal are shown below:

                                                     SHARES
                                                 OUTSTANDING AND
                                       VOTE        REPRESENTED                                     ABSTAINED/
PROPOSAL                              BASIS*     AT THE MEETING       IN FAVOR        OPPOSED       WITHHELD
--------                             --------    ---------------    -------------    ---------    ------------
PROPOSAL 1                           by Trust     13,077,218.20
Edward S. Bottum...................                                 12,744,610.96            0      332,607.24
William P. Carmichael..............                                 12,744,610.96            0      332,607.24
Thomas M. Collins..................                                 12,744,610.96            0      332,607.24
Douglas B. Fletcher................                                 12,744,610.96            0      332,607.24
Robert E. Greeley..................                                 12,744,610.96            0      332,607.24
Harold T. Joanning.................                                 12,521,140.31            0      556,077.89
Cornelius J. Pings.................                                 12,744,610.96            0      332,607.24
PROPOSAL 2                           by Fund
                                       MMF         5,229,490.06      4,789,545.97    52,008.78      387,935.31
                                       MBF         1,369,347.70      1,158,419.10    14,307.84      196,620.76
                                       CIF         1,758,042.72      1,602,798.85     8,843.15      146,400.72
                                       BCF         1,870,112.85      1,610,512.66    34,229.66      225,370.53
                                       MCEF          965,313.12        835,715.70    24,773.95      104,823.47
                                       AGF           936,846.04        898,961.08     7,367.65       30,517.31
                                        IF           948,065.70        832,140.15    14,644.38      101,281.17
PROPOSAL 3                             MBF         1,369,347.70      1,158,419.10    14,307.84      196,620.76
PROPOSAL 4                              IF           948,065.70        830,588.59    16,195.94      101,281.17
PROPOSAL 5                           by Trust     13,077,218.20     11,976,544.01    36,208.08    1,064,466.11

---------------
* KEY:
  Trust = Pacific Innovations Trust
  MMF = Pacific Innovations Trust Money Market Fund
  MBF = Pacific Innovations Trust Managed Bond Fund
  CIF = Pacific Innovations Trust Capital Income Fund
  BCF = Pacific Innovations Trust Blue Chip Fund
  MCEF = Pacific Innovations Trust Mid-Cap Equity Fund
  AGF = Pacific Innovations Trust Aggressive Growth Fund
  IF = Pacific Innovations Trust International Fund

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                    MATURITY    PAR
                                      DATE     (000)      VALUE
                                      ----     -----      -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 62.8%
FEDERAL FARM CREDIT BANK -- 9.5%
    Federal Farm Credit Bank Note
      5.375%......................  08/03/98   $  402   $  401,877
    Federal Farm Credit Bank Note
      6.08%.......................  08/03/98      100      100,047
                                                        ----------
    TOTAL FEDERAL FARM CREDIT BANK..........               501,924
                                                        ----------
FEDERAL HOME LOAN BANK -- 20.6%
    Federal Home Loan Bank Note
      5.85%.......................  07/03/98       15       15,000
    Federal Home Loan Bank Note
      5.23%.......................  07/13/98       45       44,996
    Federal Home Loan Bank Note
      5.01%.......................  07/29/98      100       99,961
    Federal Home Loan Bank Note
      6.17%.......................  07/29/98       20       20,010
    Federal Home Loan Bank Note
      5.235%......................  08/20/98      355      354,752
    Federal Home Loan Bank Note
      6.11%.......................  08/27/98       50       50,041
    Federal Home Loan Bank Note
      6.91%.......................  09/01/98       50       50,098
    Federal Home Loan Bank Note
      5.715%......................  09/24/98      150      149,993
    Federal Home Loan Bank Note
      4.78%.......................  10/15/98      150      149,613
    Federal Home Loan Bank Note
      5.905%......................  10/23/98       25       25,019
    Federal Home Loan Bank Note
      9.25%.......................  11/25/98       50       50,716
    Federal Home Loan Bank Note
      5.08%.......................  12/28/98       25       24,933
    Federal Home Loan Bank Note
      5.265%......................  12/30/98       50       49,907
                                                        ----------
    TOTAL FEDERAL HOME LOAN BANK............             1,085,039
                                                        ----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.6%
    Federal Home Loan Mortgage
      Corp. Discount Note 5.57%...  07/08/98      148      147,840
    Federal Home Loan Mortgage
      Corp. Discount Note 5.42%...  07/17/98      200      199,518
                                                        ----------
    TOTAL FEDERAL HOME LOAN MORTGAGE
      CORPORATION...........................               347,358
                                                        ----------


                                    MATURITY    PAR
                                      DATE     (000)      VALUE
                                      ----     -----      -----
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 19.4%
    FannieMae 7.00%...............  07/13/98   $   25   $   25,012
    FannieMae 5.10%...............  07/22/98       70       69,974
    FannieMae 9.40%...............  08/10/98      300      301,141
    FannieMae 7.85%...............  09/10/98       50       50,212
    FannieMae 5.68%...............  10/23/98       52       52,018
    FannieMae 5.77%...............  11/06/98      200      200,051
    FannieMae 5.05%...............  11/10/98      100       99,789
    FannieMae 5.66%...............  11/20/98      170      170,001
    FannieMae 7.05%...............  12/10/98       50       50,322
                                                        ----------
    TOTAL FEDERAL NATIONAL MORTGAGE
      ASSOCIATION...........................             1,018,520
                                                        ----------
STUDENT LOAN MARKETING ASSOCIATION -- 6.7%
    Student Loan Marketing
      Association Note 5.79%......  09/16/98      250      250,004
    Student Loan Marketing
      Association Note 5.74%......  12/17/98      100      100,027
                                                        ----------
    TOTAL STUDENT LOAN MARKETING
      ASSOCIATION...........................               350,031
                                                        ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $3,302,872).........................             3,302,872
                                                        ----------
REPURCHASE AGREEMENTS -- 36.4%
Goldman Sachs & Co.
    6.25% dated 6/30/98,
    repurchase price $700,122
    (collateralized by $54,516,023
    various U.S. Government
    Obligations, 5.50%-16.00%,
    8/1/98-3/1/28, market value
    $714,000).....................  07/01/98      700      700,000
HSBC Securities, Inc.
    6.25% dated 6/30/98,
    repurchase price $1,216,211
    (collateralized by $1,200,000
    Federal Farm Credit Bank,
    5.89%, 1/6/03, market value
    $1,241,438)...................  07/01/98    1,216    1,216,000
                                                        ----------
TOTAL REPURCHASE AGREEMENTS
  (COST $1,916,000).........................             1,916,000
                                                        ----------
TOTAL INVESTMENTS -- 99.2%
  (COST $5,218,872).........................             5,218,872
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.8%.......................                40,902
                                                        ----------
NET ASSETS -- 100.0%........................            $5,259,774
                                                        ==========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

MANAGED BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                  MATURITY     PAR
                                    DATE      (000)       VALUE
                                  --------    -----       -----
ASSET BACKED SECURITIES -- 13.3%
    Advanta Series 1997-1
      7.10%.....................  04/25/20   $   250   $   253,696
    Carco Auto Loan Master
      Trust, Series 1997-1
      6.689%....................  08/15/04       125       126,639
    CIT RV Trust, Series 1996-A
      5.40%.....................  12/15/11        36        35,689
    Discover Card Master Trust
      1, Series 1998-2, Class A
      5.80%.....................  09/16/03       250       248,945
    Green Tree Financial Corp.,
      Series 1995-8
      7.30%.....................  12/15/26       250       250,428
    Green Tree Financial Corp.,
      Series 1996-2
      7.90%.....................  04/15/27       250       252,969
    Green Tree Home Improvement
      Loan Trust, Series 1997-A
      6.75%.....................  08/15/23       150       150,797
    The Money Store Home Equity
      Trust, Series 1994-C
      7.80%.....................  10/15/21       300       312,531
    UCFC Home Equity Loan,
      Series 1997-A1
      6.975%....................  04/15/16       150       151,745
    Union Acceptance Corp.,
      Series 1997-B
      6.37%.....................  04/10/01       118       119,894
    Western Financial, Series
      1997-A
      6.50%.....................  09/20/01       147       147,809
                                                       -----------
TOTAL ASSETS BACKED SECURITIES
  (COST $2,022,041).......................               2,051,142
                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.7%
    Merrill Lynch Trust Series
      45
      9.10%.....................  09/20/14        76        77,917
    Nomura Asset Securities
      Corp. Series 1994-1
      6.625%....................  01/25/09       274       275,758
    Painewebber Mortgage, Series
      1993-6
      6.90%.....................  08/25/08        76        77,542
    Residential Funding
      Mortgage, Series 1996-S15
      7.75%.....................  01/25/07       228       233,078
    Residential Funding
      Mortgage, Series 1997-S19
      6.50%.....................  12/25/12       221       216,936
                                                       -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $878,244).........................                 881,231
                                                       -----------
CORPORATE OBLIGATIONS -- 31.3%
BEVERAGES & FOOD -- 3.6%
    Coca-Cola Enterprises Notes
      6.375%....................  08/01/01       250       253,125
    McDonald's Corp. Notes
      5.90%.....................  05/11/01       300       299,526
                                                       -----------
    TOTAL BEVERAGES & FOOD................                 552,651
                                                       -----------


                                  MATURITY     PAR
                                    DATE      (000)       VALUE
                                  --------    -----       -----
ENERGY -- 2.0%
    Enterprise Oil Notes
      6.50%.....................  05/01/05   $   300   $   304,500
                                                       -----------
FINANCIAL -- BANK & TRUST -- 5.5%
    Capital One Bank Notes
      6.15%.....................  06/01/01       200       199,750
    Deutsche Bank Financial
      Notes
      7.50%.....................  04/25/09       250       272,500
    Royal Bank of Scotland Notes
      7.375%....................  04/29/49       350       367,500
                                                       -----------
    TOTAL FINANCIAL -- BANK & TRUST.......                 839,750
                                                       -----------
FINANCIAL SERVICES -- 7.6%
    Fleet Financial Group Notes
      6.50%.....................  03/15/08       300       303,000
    International Lease Finance
      Corp. Notes
      6.375%....................  08/01/01       250       252,187
    Merrill Lynch & Co. Notes
      6.47%.....................  06/27/00       300       303,540
    Morgan Stanley Dean Witter
      Discover & Co.
      8.10%.....................  06/24/02       300       321,000
                                                       -----------
    TOTAL FINANCIAL SERVICES..............               1,179,727
                                                       -----------
MULTI-INDUSTRY -- 1.0%
    Tyco International Group
      Notes
      6.375%....................  06/15/05       150       150,188
                                                       -----------
REAL ESTATE -- 6.6%
    American Health Properties
      Notes
      7.05%.....................  01/15/02       200       204,000
    Equity Residential
      Properties Notes
      6.55%.....................  11/15/01       300       303,000
    Simon Debartolo Group Notes
      6.875%....................  11/15/06       300       301,875
    Spieker Properties Notes
      7.125%....................  12/01/06       100       103,000
    Taubman Realty Group Medium
      Term Notes
      7.22%.....................  06/15/01       100       102,000
                                                       -----------
    TOTAL REAL ESTATE.....................               1,013,875
                                                       -----------
RETAIL & MERCHANDISING -- 3.1%
    Federated Dept. Stores Notes
      6.79%.....................  07/15/98       200       206,750
    Wal-Mart Stores, Inc. Notes
      8.625%....................  04/01/01       250       267,187
                                                       -----------
    TOTAL RETAIL & MERCHANDISING..........                 473,937
                                                       -----------
TELECOMMUNICATIONS -- 1.9%
    US West Capital Funding,
      Inc. Notes
      6.125%....................  07/15/02       300       299,250
                                                       -----------
TOTAL CORPORATE OBLIGATIONS
  (COST $4,728,890).......................               4,813,878
                                                       -----------

MANAGED BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                  MATURITY     PAR
                                    DATE      (000)       VALUE
                                  --------    -----       -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.1%
    Federal Home Loan Mortgage
      Corp., Pool 200057
      9.00%.....................  11/01/01   $    17   $    17,972
    Federal Home Loan Mortgage
      Corp., Pool 218960
      9.00%.....................  10/01/02        36        36,821
    Federal Home Loan Mortgage
      Corp., Pool 380061
      9.00%.....................  12/01/04        40        41,172
    Government National Mortgage
      Assoc. Pool 286324
      9.00%.....................  02/15/20       308       331,524
    Government National Mortgage
      Assoc. Pool 286405
      9.00%.....................  04/15/20        83        88,873
    Government National Mortgage
      Assoc. Pool 780011
      10.00%....................  07/15/22       317       346,806
    Government National Mortgage
      Assoc. Pool 780081
      10.00%....................  02/15/25       309       338,718
    Government National Mortgage
      Assoc. Pool 780657
      8.00%.....................  12/15/23       330       342,880
                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $1,541,240).......................               1,544,766
                                                       -----------
U.S. TREASURY OBLIGATIONS -- 36.9%
U.S. TREASURY BONDS -- 1.8%
    U.S. Treasury Bond
      6.625%....................  02/15/27        50        56,454
    U.S. Treasury Bond
      6.375%....................  08/15/27       200       219,844
                                                       -----------
    TOTAL U.S. TREASURY BONDS.............                 276,298
                                                       -----------


                                  MATURITY     PAR
                                    DATE      (000)       VALUE
                                  --------    -----       -----
U.S. TREASURY NOTES -- 35.1%
    U.S. Treasury Note
      5.875%....................  02/28/99   $   500   $   501,245
    U.S. Treasury Note
      5.625%....................  10/31/99       750       750,840
    U.S. Treasury Note
      5.625%....................  11/30/99       900       901,215
    U.S. Treasury Note
      6.25%.....................  08/31/02       750       769,027
    U.S. Treasury Note
      5.75%.....................  10/31/02     1,235     1,244,448
    U.S. Treasury Note
      6.50%.....................  05/15/05       350       369,355
    U.S. Treasury Note
      6.50%.....................  08/15/05       250       263,637
    U.S. Treasury Note
      6.125%....................  08/15/07       575       598,012
                                                       -----------
    TOTAL U.S. TREASURY NOTES.............               5,397,779
                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $5,625,842).......................               5,674,077
                                                       -----------
                                             SHARES
                                             -------
SHORT TERM INVESTMENTS -- 1.6%
    Temporary Investment Cash Fund........   125,721       125,721
    Temporary Investment Fund.............   125,721       125,721
                                                       -----------
TOTAL SHORT TERM INVESTMENTS
  (COST $251,442).........................                 251,442
                                                       -----------
TOTAL INVESTMENTS -- 98.9%
  (COST $15,047,699)......................              15,216,536
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.1%.....................                 161,771
                                                       -----------
NET ASSETS -- 100.0%......................             $15,378,307
                                                       ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                MATURITY      PAR
                                  DATE       (000)        VALUE
                                  ----       -----        -----
CONVERTIBLE BONDS -- 36.0%
AUTOMOTIVE MANUFACTURERS -- 1.1%
    Mark IV Industries
      4.75%...................  11/01/04   $      40   $    37,000
    Mark IV Industries 144A
      4.75%...................  11/01/04         235       217,375
                                                       -----------
    TOTAL AUTOMOTIVE MANUFACTURERS......                   254,375
                                                       -----------
BASICS -- 1.4%
    Agnico Eagle Mines, Ltd.
      3.50%...................  01/27/04         400       266,000
    Coeur D'Alene Mines Corp. 144A
      7.25%...................  10/31/05          75        53,906
                                                       -----------
    TOTAL BASICS........................                   319,906
                                                       -----------
CAPITAL GOODS -- 5.7%
    EMCOR Group Inc.
      5.75%...................  04/01/05         125       119,531
    Kellstrom, Inds
      5.50%...................  06/15/03         225       239,906
    Thermo Electron Corp. 144A
      4.25%...................  01/01/03         200       214,250
    US Filter Corp.
      4.50%...................  12/15/01         205       208,844
    US Waste Services, Inc.
      4.00%...................  02/01/02         200       249,500
    WMX Technologies, Inc.
      2.00%...................  01/24/05         260       256,750
                                                       -----------
    TOTAL CAPITAL GOODS.................                 1,288,781
                                                       -----------
CONSUMER CYCLICALS -- 10.3%
    Clear Channel Corp.
      2.63%...................  04/01/03         250       270,312
    CUC International, Inc.
      3.00%...................  02/15/02         100        97,625
    CUC International, Inc.
      144A
      3.00%...................  02/15/02         100        97,625
    Family Golf Centers, Inc.
      144A
      5.75%...................  10/15/04         140       169,750
    Hilton Hotels
      5.00%...................  05/15/06         170       176,587
    Home Depot, Inc.
      3.25%...................  10/01/01         115       211,312
    Magna International 144A
      4.88%...................  02/15/05         230       253,862
    Omnicom Group, Inc. 144A
      2.25%...................  01/06/13         180       219,375
    Personnel Group
      5.75%...................  07/01/04          70        85,400
    Protection One Alarm
      Monitoring
      6.75%...................  09/15/03         100       115,750
    Rite Aid Corp. 144A
      5.25%...................  09/15/02         190       232,512
    Saks Holdings, Inc.
      5.50%...................  09/15/06         275       256,781
    Tower Automotive, Inc.
      5.00%...................  08/01/04          35        35,525
    Tower Automotive, Inc.
      144A
      5.00%...................  08/01/04         135       137,025
                                                       -----------
    TOTAL CONSUMER CYCLICALS............                 2,359,441
                                                       -----------


                                MATURITY      PAR
                                  DATE       (000)        VALUE
                                  ----       -----        -----
ENERGY -- 2.3%
    Loews Corp.
      3.13%...................  09/15/07   $     275   $   249,562
    Parker Drilling Corp.
      5.50%...................  08/01/04         130       111,150
    Seacor Holdings, Inc.
      5.38%...................  11/15/06          90        99,675
    Seacor Holdings, Inc. 144A
      5.38%...................  11/15/06          50        55,375
                                                       -----------
    TOTAL ENERGY........................                   515,762
                                                       -----------
FINANCIAL SERVICES -- 3.0%
    Bank Atlantic Bancorp,
      Inc.
      5.63%...................  12/01/07         180       194,175
    Berkshire Hathaway, Inc.
      1.00%...................  12/02/01         130       236,762
    Penn Treaty American Corp.
      6.25%...................  12/01/03         185       235,412
    Penn Treaty American
      Corp. 144A
      6.25%...................  12/01/03          15        18,863
                                                       -----------
    TOTAL FINANCIAL SERVICES............                   685,212
                                                       -----------
HEALTH CARE -- 2.9%
    Alza Corp.
      5.00%...................  05/01/06         180       228,600
    Dura Pharmaceuticals
      3.50%...................  07/15/02         220       183,975
    Healthsouth Corp.
      3.25%...................  04/01/03         250       247,812
                                                       -----------
    TOTAL HEALTH CARE...................                   660,387
                                                       -----------
HEALTH CARE SERVICES -- 3.8%
    American Retirement Corp.
      5.75%...................  10/01/02         145       143,006
    ARV Assisted Living
      6.75%...................  04/01/06         130       114,887
    Carematrix Corp. 144A
      6.25 %..................  08/15/04         160       171,600
    NCS Healthcare, Inc.
      5.75%...................  08/15/04          70        74,725
    NCS Healthcare, Inc. 144A
      5.75%...................  08/15/04         140       149,450
    Omnicare, Inc. 144A
      5.00%...................  12/01/07         180       207,900
                                                       -----------
    TOTAL HEALTH CARE SERVICES..........                   861,568
                                                       -----------
TECHNOLOGY -- 4.5%
    Adaptec, Inc.
      4.75%...................  02/01/04         170       131,963
    Adaptec, Inc. 144A
      4.75%...................  02/01/04          20        15,525
    Atmel Corp. 144A, 3.25%,
      due 6/1/02; 8.25%,
      beginning 6/1/00++......  06/01/02         250       211,250
    Itron, Inc.
      6.75%...................  03/31/04         145       125,788
    Itron, Inc. 144A
      6.75%...................  03/31/04          30        26,025
    Kent Electronics Corp.
      4.50%...................  09/01/04         105        86,888
    Photronics, Inc.
      6.00%...................  06/01/04          75        83,250

CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                MATURITY      PAR
                                  DATE       (000)        VALUE
                                  ----       -----        -----
    Tel-Save Holdings, Inc.
      144A
      5.00%...................  12/15/04   $     230   $   185,725
    Xilinx, Inc.
      5.25%...................  11/01/02         175       165,375
                                                       -----------
    TOTAL TECHNOLOGY....................                 1,031,789
                                                       -----------
UTILITIES -- 1.0%
    Bell Atlantic Financial
      Services 144A
      5.75%...................  04/01/03         230       235,175
                                                       -----------
TOTAL CONVERTIBLE BONDS
  (COST $8,054,581).....................                 8,212,396
                                                       -----------
CONVERTIBLE ZERO COUPON BONDS -- 4.9%
CONSUMER CYCLICALS -- 1.5%
    Pep Boys, Inc.
      4.44%+..................  09/20/11         400       219,000
    Times Mirror Co.
      4.42%+                    04/15/17         300       134,250
                                                       -----------
    TOTAL CONSUMER CYCLICALS............                   353,250
                                                       -----------
HEALTH CARE -- 1.8%
    Roche Holdings, Inc.
      5.71%+..................  04/20/10         390       221,813
    Roche Holdings, Inc. 144A
      5.11%+..................  05/06/12         390       189,638
                                                       -----------
    TOTAL HEALTH CARE...................                   411,451
                                                       -----------
TECHNOLOGY -- 0.7%
    Motorola, Inc.
      1.45%+..................  09/27/13         205       148,881
                                                       -----------
UTILITIES -- 0.9%
    U.S. Cellular Corp. LYON
      5.75%+..................  06/15/15         560       212,100
                                                       -----------
TOTAL CONVERTIBLE ZERO COUPON BONDS
  (COST $1,121,905).....................                 1,125,682
                                                       -----------
                                            SHARES
                                           ---------
COMMON STOCK -- 11.1%
CONSUMER CYCLICALS -- 1.4%
    Nordstrom, Inc. ....................       4,200   $   324,450
                                                       -----------
CONSUMER STAPLES -- 2.3%
    McDonald's Corp. ...................       4,400       303,600
    Procter & Gamble Co. ...............       2,400       218,550
                                                       -----------
    TOTAL CONSUMER STAPLES..............                   522,150
                                                       -----------
ENERGY -- 0.6%
    Amoco Corp. ........................       3,400       141,525
                                                       -----------
FINANCE -- 1.1%
    Fleet Financial Group, Inc. ........       3,000       250,500
                                                       -----------
FINANCIAL -- BANK & TRUST -- 2.1%
    Sovereign Bancorp, Inc. ............      12,931       211,341
    U.S. Bancorp........................       6,300       270,900
                                                       -----------
    TOTAL FINANCIAL -- BANK & TRUST.....                   482,241
                                                       -----------


                                            SHARES        VALUE
                                            ------        -----
HEALTH CARE -- 2.8%
    American Home Products Corp. .......       4,400   $   227,700
    Lilly, (Eli) & Co. .................       3,000       198,188
    Pfizer, Inc. .......................       2,000       217,375
                                                       -----------
    TOTAL HEALTH CARE...................                   643,263
                                                       -----------
UTILITIES -- 0.8%
    AT&T Corp. .........................       3,000       171,375
                                                       -----------
TOTAL COMMON STOCK (COST $2,211,045)....                 2,535,504
                                                       -----------
CONVERTIBLE PREFERRED STOCK -- 35.0%
BASICS -- 2.3%
    Cyprus AMAX Minerals................       1,500        68,063
    Freeport-Mcmoran, Inc. .............       3,200        62,400
    International Paper Co. ............       4,000       193,500
    Merrill Lynch & Co., Inc. ..........       6,400       201,600
                                                       -----------
    TOTAL BASICS........................                   525,563
                                                       -----------
CAPITAL GOODS -- 0.7%
    Elsag Baily.........................       4,100       173,738
                                                       -----------
CONSUMER CYCLICALS -- 7.3%
    Fleetwood Capital Trust 144A........       4,800       254,400
    Houston Industries, Inc. ...........       3,700       275,650
    Media One Group.....................       3,000       269,813
    Owens-Illinois, Inc. ...............       4,400       229,350
    Owens Corning Capital 144A..........       4,800       256,200
    Readers Digest Association..........       8,600       221,450
    Sealed Air Corp.....................       4,000       168,000
                                                       -----------
    TOTAL CONSUMER CYCLICALS............                 1,674,863
                                                       -----------
CONSUMER STAPLES -- 2.2%
    Newell Financial Trust I............       4,300       251,013
    Ralston Purina Co. .................       4,000       254,000
                                                       -----------
    TOTAL CONSUMER STAPLES..............                   505,013
                                                       -----------
ENERGY -- 3.5%
    El Paso Energy Capital Trust I......       4,600       243,800
    EVI, Inc. ..........................       3,500       143,500
    MCN Energy Group Inc. ..............       7,700       182,394
    Unocal Corp. .......................       4,200       226,275
                                                       -----------
    TOTAL ENERGY........................                   795,969
                                                       -----------
FINANCIAL -- 10.2%
    Ahmanson, H.F. .....................       1,300       189,800
    American Bankers Insurance Group,
      Inc. .............................       1,800       218,475
    CNB Capital Trust I.................       8,000       210,000
    Conseco Finance Trust IV............       4,100       217,300
    Frontier Insurance 144A.............       2,600       150,475
    Golden State Bancorp................       3,000       260,063
    Life Re Capital Trust II............       3,600       274,500
    Penncorp Financial 144A.............       3,200       140,400
    Philadelphia Consolidated Holding
      Corp.*............................      24,000       246,000
    Proctective Life Corp. .............       3,500       218,750
    St. Paul Capital Corp. .............       2,800       201,600
                                                       -----------
    TOTAL FINANCIAL.....................                 2,327,363
                                                       -----------
INSURANCE -- 1.0%
    American Heritage Life Investment...       3,600       234,000
                                                       -----------
TECHNOLOGY -- 1.0%
    Microsoft Corp. ....................       2,400       228,000
                                                       -----------
TELECOMMUNICATIONS -- 1.1%
    TCI Communications, Inc. ...........       3,000       242,250
                                                       -----------

CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                            SHARES        VALUE
                                            ------        -----
TRANSPORTATION -- 2.0%
    CNF Transportation, Inc. ...........       3,400   $   215,900
    Union Pacific Capital Trust 144A....       5,000       230,625
                                                       -----------
    TOTAL TRANSPORTATION................                   446,525
                                                       -----------
UTILITIES -- 3.7%
    Airtouch Communications Class C.....       3,000       247,500
    Cal Energy Co., Inc. 6.25%..........       1,200        55,950
    Calenergy Capital Trust II 144A.....       2,500       116,563
    Citizens Utilities Trust............       4,500       212,625
    Sprint Corp.........................       3,600       208,125
                                                       -----------
    TOTAL UTILITIES.....................                   840,763
                                                       -----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (COST $7,669,971).....................                 7,994,047
                                                       -----------


                                            SHARES        VALUE
                                            ------        -----
SHORT TERM INVESTMENTS -- 10.0%
    Temporary Investment Cash Fund......   1,142,704   $ 1,142,704
    Temporary Investment Fund...........   1,142,703     1,142,703
                                                       -----------
    TOTAL SHORT TERM INVESTMENTS
      (COST $2,285,407).................                 2,285,407
                                                       -----------
TOTAL INVESTMENTS -- 97.0%
  (COST $21,342,909)....................                22,153,036
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 3.0%...................                   686,617
                                                       -----------
NET ASSETS -- 100.0%....................               $22,839,653
                                                       ===========

--------------------------------------------------------------------------------
 * Non-income producing security.

 + Rate shown is the effective yield at purchase date.

++ Step-up Bond.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 18.4% of net assets.

[LYON] -- Liquid Yield Option Note: Callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates and therefore increase over time.

See Notes to Financial Statements.

BLUE CHIP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
COMMON STOCK -- 98.3%
AEROSPACE -- 1.6%
    Goodrich (B.F.) Co. .................    1,600   $    79,400
    United Technologies Corp. ...........    4,200       388,500
                                                     -----------
    TOTAL AEROSPACE......................                467,900
                                                     -----------
AIRLINES -- 0.7%
    AMR Corp.*...........................    1,900       158,175
    UAL Corp.*...........................      700        54,600
                                                     -----------
    TOTAL AIRLINES.......................                212,775
                                                     -----------
APPAREL/TEXTILE -- 0.5%
    Tommy Hilfiger Corp.*................    2,400       150,000
                                                     -----------
AUTOMOTIVE -- 2.6%
    Chrysler Corp. ......................    3,800       214,225
    Dana Corp. ..........................    2,000       107,000
    Ford Motor Co. ......................    7,800       460,200
                                                     -----------
    TOTAL AUTOMOTIVE.....................                781,425
                                                     -----------
BANKS/SAVINGS & LOANS -- 9.6%
    Banc One Corp. ......................    4,300       239,994
    BankBoston Corp. ....................    4,000       222,500
    Chase Manhattan Corp. ...............    5,900       445,450
    Citicorp.............................    1,600       238,800
    First Union Corp. ...................    5,400       314,550
    Fleet Financial Group, Inc. .........    4,100       342,350
    Mellon Bank Corp. ...................    3,600       250,650
    National City Corp. .................    1,700       120,700
    NationsBank Corp. ...................    5,150       393,975
    State Street Corp. ..................    4,100       284,950
                                                     -----------
    TOTAL BANKS/SAVINGS & LOANS..........              2,853,919
                                                     -----------
BEVERAGES -- 3.5%
    Anheuser-Busch Cos., Inc. ...........    2,100        99,094
    Coca-Cola Co. .......................    6,800       581,400
    PepsiCo, Inc. .......................    9,000       370,687
                                                     -----------
    TOTAL BEVERAGES......................              1,051,181
                                                     -----------
BUILDING RELATED/APPLIANCE -- 0.4%
    Centex Corp. ........................    3,200       120,800
                                                     -----------
CHEMICALS -- 2.5%
    Dow Chemical Co. ....................    1,300       125,694
    Dupont, (E.I.) de Nemours & Co. .....    5,100       380,587
    P.P.G. Industries, Inc. .............    1,700       118,256
    Praxair, Inc. .......................    2,500       117,031
                                                     -----------
    TOTAL CHEMICALS......................                741,568
                                                     -----------
COMMERCIAL SERVICES -- 0.5%
    Fluor Corp. .........................    3,000       153,000
                                                     -----------
COMMUNICATIONS -- 3.7%
    Cisco Systems, Inc.*.................    4,250       391,266
    Lucent Technologies, Inc. ...........    5,900       490,806
    Tellabs, Inc.*.......................    3,000       214,875
                                                     -----------
    TOTAL COMMUNICATIONS.................              1,096,947
                                                     -----------
COMPUTER HARDWARE -- 4.7%
    Dell Computer Corp.*.................    7,000       649,688
    EMC Corp.*...........................    6,600       295,762
    Solectron Corp.*.....................    2,000        84,125
    Sun Microsystems, Inc.*..............    2,300        99,906
    Xerox Corp. .........................    2,700       274,387
                                                     -----------
    TOTAL COMPUTER HARDWARE..............              1,403,868
                                                     -----------


                                           SHARES       VALUE
                                           ------       -----
COMPUTER SOFTWARE -- 4.8%
    HBO & Co. ...........................   10,600   $   373,650
    Microsoft Corp.*.....................    8,800       953,700
    Oracle Corp.*........................    3,900        95,794
                                                     -----------
    TOTAL COMPUTER SOFTWARE..............              1,423,144
                                                     -----------
COSMETICS & TOILETRIES -- 3.5%
    Avon Products, Inc. .................    4,100       317,750
    Newell Co. ..........................    2,000        99,625
    Procter & Gamble Co. ................    4,300       391,569
    Unilever NV..........................    2,900       228,919
                                                     -----------
    TOTAL COSMETICS & TOILETRIES.........              1,037,863
                                                     -----------
ELECTRIC -- 2.5%
    Edison International.................    9,800       289,712
    FPL Group, Inc. .....................    7,100       447,300
                                                     -----------
    TOTAL ELECTRIC.......................                737,012
                                                     -----------
ELECTRICAL EQUIPMENT -- 3.1%
    General Electric Co. ................   10,100       919,100
                                                     -----------
ENERGY RELATED -- 0.6%
    Schlumberger, Ltd. ..................    2,500       170,781
                                                     -----------
ENTERTAINMENT -- 2.2%
    Carnival Corp. ......................    5,500       217,937
    King World Productions, Inc.*........    2,100        53,550
    Walt Disney Co. .....................    3,700       388,731
                                                     -----------
    TOTAL ENTERTAINMENT..................                660,218
                                                     -----------
FINANCIAL SERVICES -- 3.5%
    Lehman Brothers Holdings, Inc. ......    2,000       155,125
    Morgan Stanley Dean Witter Discover &
      Co. ...............................    7,400       676,175
    Travelers Group, Inc. ...............    3,600       218,250
                                                     -----------
    TOTAL FINANCIAL SERVICES.............              1,049,550
                                                     -----------
FOODS -- 2.3%
    Campbell Soup Co. ...................    4,300       228,437
    Pioneer Hi-Bred International,
      Inc. ..............................    3,200       132,400
    Quaker Oats Co. .....................    3,800       208,762
    SYSCO Corp. .........................    4,700       120,437
                                                     -----------
    TOTAL FOOD...........................                690,036
                                                     -----------
HOSPITAL MANAGEMENT -- 0.6%
    United Healthcare Corp. .............    2,900       184,150
                                                     -----------
HOSPITAL SUPPLY -- 2.8%
    Abbott Laboratories..................    6,000       245,250
    Biomet, Inc. ........................    5,100       168,619
    Guidant Corp. .......................    2,300       164,019
    Johnson & Johnson Co. ...............    3,500       258,125
                                                     -----------
    TOTAL HOSPITAL SUPPLY................                836,013
                                                     -----------
INSURANCE -- 4.1%
    Allstate Corp. ......................    3,400       311,312
    American General Corp. ..............    3,700       263,394
    Conseco, Inc. .......................    5,300       247,775
    Equitable Cos., Inc. ................    5,200       389,675
                                                     -----------
    TOTAL INSURANCE......................              1,212,156
                                                     -----------
MACHINERY -- 0.9%
    Case Corp. ..........................    1,400        67,550
    Deere & Co. .........................    2,400       126,900
    Parker Hannifin Corp. ...............    1,900        72,437
                                                     -----------
    TOTAL MACHINERY......................                266,887
                                                     -----------

BLUE CHIP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
METALS & MINING -- 0.7%
    Nucor Corp. .........................    1,500   $    69,000
    USX-U.S. Steel Group, Inc. ..........    4,300       141,900
                                                     -----------
    TOTAL METALS & MINING................                210,900
                                                     -----------
MULTI-INDUSTRY -- 2.6%
    Dover Corp. .........................    4,900       167,825
    Honeywell, Inc. .....................    3,000       250,687
    Tyco International Ltd. .............    5,700       359,100
                                                     -----------
    TOTAL MULTI-INDUSTRY.................                777,612
                                                     -----------
OIL (DOMESTIC) -- 1.5%
    Phillips Petroleum Co. ..............    3,900       187,931
    Sun Co., Inc. .......................    2,200        85,388
    USX -- Marathon Group................    5,500       188,719
                                                     -----------
    TOTAL OIL (DOMESTIC).................                462,038
                                                     -----------
OIL (INTERNATIONAL) -- 5.1%
    Chevron Corp. .......................    4,200       348,863
    Exxon Corp. .........................   10,700       763,044
    Mobil Corp. .........................    5,300       406,113
                                                     -----------
    TOTAL OIL (INTERNATIONAL)............              1,518,020
                                                     -----------
PAPER & FOREST PRODUCTS -- 1.0%
    Fort James Corp. ....................    4,800       213,600
    Owens-Illinois, Inc.*................    1,800        80,550
                                                     -----------
    TOTAL PAPER & FOREST PRODUCTS........                294,150
                                                     -----------
PHARMACEUTICALS -- 8.4%
    Bristol-Meyers Squibb Co. ...........    6,600       758,588
    Merck & Co., Inc. ...................    3,800       508,250
    Pfizer, Inc. ........................    5,500       597,781
    Schering-Plough Corp. ...............    7,000       641,375
                                                     -----------
    TOTAL PHARMACEUTICALS................              2,505,994
                                                     -----------
PRINTING & PUBLISHING -- 1.6%
    McGraw-Hill Cos., Inc. ..............    1,800       146,813
    New York Times Co., Class A..........    1,900       150,575
    Viacom, Inc., Class B*...............    2,900       168,925
                                                     -----------
    TOTAL PRINTING & PUBLISHING..........                466,313
                                                     -----------
RESTAURANT/LODGING -- 0.4%
    Mariott International, Inc., Class
      A..................................    3,700       119,787
                                                     -----------
RETAIL -- 4.4%
    Bed, Bath & Beyond, Inc.*............    4,700       243,519
    Gap, Inc. ...........................    4,000       246,500
    Home Depot, Inc. ....................    2,900       240,881
    Lowe's Cos., Inc. ...................    5,200       210,925
    TJX Cos., Inc. ......................   14,800       357,050
                                                     -----------
    TOTAL RETAIL.........................              1,298,875
                                                     -----------


                                           SHARES       VALUE
                                           ------       -----
RETAIL FOOD/DRUG -- 1.0%
    Albertson's, Inc. ...................    2,200   $   113,988
    Safeway, Inc.*.......................    4,900       199,369
                                                     -----------
    TOTAL RETAIL FOOD/DRUG...............                313,357
                                                     -----------
SEMI-CONDUCTORS/INSTRUMENTATION -- 1.7%
    Harris Corp. ........................    3,200       143,000
    Intel Corp. .........................    1,200        88,913
    Linear Technology Corp. .............    2,400       144,750
    Maxim Integrated Products, Inc.*.....    4,500       142,594
                                                     -----------
    TOTAL
      SEMI-CONDUCTORS/INSTRUMENTATION....                519,257
                                                     -----------
TOBACCO -- 1.3%
    Philip Morris Cos., Inc. ............    9,500       374,063
                                                     -----------
TRANSPORTATION -- 0.4%
    Burlington Northern Santa Fe.........    1,200       117,825
                                                     -----------
UTILITIES -- GAS & PIPELINE -- 0.6%
    Coastal Corp. .......................    2,700       188,494
                                                     -----------
UTILITIES -- TELEPHONE -- 6.4%
    Ameritech Corp. .....................    7,000       314,125
    AT&T Corp. ..........................    7,600       434,150
    Bell Atlantic Corp. .................    5,000       228,125
    BellSouth Corp. .....................    6,800       456,450
    U.S. WEST, Inc. .....................    4,400       206,800
    WorldCom, Inc. *.....................    5,800       280,938
                                                     -----------
    TOTAL UTILITIES -- TELEPHONE.........              1,920,588
                                                     -----------
TOTAL COMMON STOCK (COST $24,105,176)....             29,307,566
                                                     -----------
SHORT TERM INVESTMENTS -- 1.6%
    Temporary Investment Cash Fund.......  242,067       242,067
    Temporary Investment Fund............  242,067       242,067
                                                     -----------
TOTAL SHORT TERM INVESTMENTS (COST
  $484,134)..............................                484,134
                                                     -----------
TOTAL INVESTMENTS -- 99.9% (COST
  $24,589,310)...........................             29,791,700
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%....................                 37,001
                                                     -----------
NET ASSETS -- 100.0%.....................            $29,828,701
                                                     ===========

--------------------------------------------------------------------------------
* Non-income producing security.

See Notes to Financial Statements.

MID-CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
COMMON STOCK -- 95.2%
AEROSPACE -- 1.5%
    Cordant Technologies Inc. ...........    2,600   $   119,925
    Sundstrand Corp. ....................    1,600        91,600
                                                     -----------
    TOTAL AEROSPACE......................                211,525
                                                     -----------
AIRLINE/FREIGHT -- 0.6%
    Airborne Freight Corp. ..............    2,500        87,344
                                                     -----------
APPAREL/TEXTILE -- 1.3%
    Jones Apparel Group, Inc.*...........    5,000       182,813
                                                     -----------
AUTOMOTIVE -- 1.3%
    Arvin Industries, Inc. ..............    2,700        98,044
    Lear Corp.*..........................    1,600        82,100
                                                     -----------
    TOTAL AUTOMOTIVE.....................                180,144
                                                     -----------
BANKS/SAVINGS & LOANS -- 7.8%
    AmSouth Bancorporation...............    5,000       196,562
    City National Corp. .................    3,900       144,056
    Old Kent Financial Corp. ............    3,045       109,525
    Pacific Century Financial Corp. .....    7,600       182,400
    Republic New York Corp. .............    1,600       100,700
    Southtrust Corp. ....................    5,200       226,200
    Zions Bancorporation.................    2,500       132,812
                                                     -----------
    TOTAL BANKS/SAVINGS & LOANS..........              1,092,255
                                                     -----------
BEVERAGES -- 1.0%
    Coca-Cola Enterprises, Inc. .........    2,100        82,425
    Coors, (Adolph) Co., Class B.........    1,700        57,800
                                                     -----------
    TOTAL BEVERAGES......................                140,225
                                                     -----------
BUILDING RELATED/APPLIANCE -- 2.4%
    Hon Industries, Inc. ................    2,300        78,200
    Miller (Herman), Inc. ...............    4,200       102,112
    Southdown, Inc. .....................    2,300       164,162
                                                     -----------
    TOTAL BUILDING RELATED/APPLIANCE.....                344,474
                                                     -----------
CHEMICALS -- 3.2%
    Cabot Corp. .........................    3,800       122,787
    Cytec Industries, Inc.*..............    2,100        92,925
    Olin Corp. ..........................    2,600       108,388
    Solutia, Inc. .......................    4,500       129,094
                                                     -----------
    TOTAL CHEMICALS......................                453,194
                                                     -----------
COMMERCIAL SERVICES -- 4.0%
    Accustaff, Inc.*.....................    3,400       106,250
    ACNielsen Corp.*.....................    3,900        98,475
    Jacobs Engineering Group, Inc.*......    2,100        67,462
    Omnicom Group, Inc. .................    3,300       164,587
    Robert Half International, Inc.*.....    2,300       128,512
                                                     -----------
    TOTAL COMMERCIAL SERVICES............                565,286
                                                     -----------
COMMUNICATIONS -- 1.0%
    American Power Conversion Corp.*.....    4,500       135,000
                                                     -----------
COMPUTER HARDWARE -- 3.7%
    Lexmark International Group, Inc.*...    3,100       189,100
    SCI Systems, Inc.*...................    2,000        75,250
    Storage Technology Corp.*............    3,600       156,150
    Symbol Technologies, Inc. ...........    2,700       101,925
                                                     -----------
    TOTAL COMPUTER HARDWARE..............                522,425
                                                     -----------


                                           SHARES       VALUE
                                           ------       -----
COMPUTER SOFTWARE -- 8.1%
    BMC Software, Inc.*..................    5,800   $   301,237
    Cadence Design Systems, Inc.*........    5,700       178,125
    Compuware Corp.*.....................    5,300       270,962
    HBO & Co. ...........................    4,700       165,675
    Network Associates, Inc.*............    2,800       134,050
    Parametric Technology Co.*...........    3,400        92,225
                                                     -----------
    TOTAL COMPUTER SOFTWARE..............              1,142,274
                                                     -----------
COSMETICS & TOILETRIES -- 1.0%
    Dial Corp. ..........................    5,600       145,250
                                                     -----------
ELECTRIC -- 8.8%
    BEC Energy...........................    4,400       182,600
    CMS Energy Corp. ....................    2,300       101,200
    Conectiv Inc. .......................    7,900       161,950
    DQE, Inc. ...........................    3,700       133,200
    Energy East Corp. ...................    4,200       174,825
    FirstEnergy Corp. ...................    6,100       187,575
    NIPSCO Industries, Inc. .............    5,600       156,800
    Public Service Co. of New Mexico.....    6,300       142,931
                                                     -----------
    TOTAL ELECTRIC.......................              1,241,081
                                                     -----------
ENERGY RELATED -- 2.7%
    BJ Services Co.*.....................    2,400        69,750
    EVI Weatherford, Inc.*...............    2,600        96,525
    Input/Output, Inc.*..................    1,600        28,500
    Transocean Offshore, Inc. ...........    2,800       124,600
    Varco International, Inc.*...........    3,300        65,381
                                                     -----------
    TOTAL ENERGY RELATED.................                384,756
                                                     -----------
ENTERTAINMENT -- 0.3%
    King World Productions, Inc.*........    1,400        35,700
                                                     -----------
FINANCIAL SERVICES -- 2.9%
    Bear Stearns Cos., Inc. .............    4,500       255,937
    Edwards (A.G.), Inc. ................    3,600       153,675
                                                     -----------
    TOTAL FINANCIAL SERVICES.............                409,612
                                                     -----------
FOODS -- 2.6%
    Dean Foods Co. ......................    1,500        82,406
    Earthgrains Co. .....................    1,000        55,875
    Interstate Bakeries Corp. ...........    4,300       142,706
    Ralcorp Holdings, Inc.*..............    4,500        84,937
                                                     -----------
    TOTAL FOODS..........................                365,924
                                                     -----------
HOSPITAL MANAGEMENT -- 3.0%
    Health Management Associates, Inc.,
      Class A*...........................    4,900       163,844
    Lincare Holdings, Inc.*..............    2,400       100,950
    Omnicare, Inc. ......................    1,700        64,813
    Wellpoint Health Networks, Inc.*.....    1,200        88,800
                                                     -----------
    TOTAL HOSPITAL MANAGEMENT............                418,407
                                                     -----------
HOSPITAL SUPPLY -- 2.5%
    Allegiance Corp. ....................    2,700       138,375
    Biomet, Inc. ........................    3,200       105,800
    Hillenbrand Industries, Inc. ........    1,900       114,000
                                                     -----------
    TOTAL HOSPITAL SUPPLY................                358,175
                                                     -----------
INSURANCE -- 3.3%
    AMBAC Financial Group................    2,300       134,550
    Old Republic International Corp. ....    6,000       175,875
    SunAmerica, Inc. ....................    2,700       155,081
                                                     -----------
    TOTAL INSURANCE......................                465,506
                                                     -----------

MID-CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
MACHINERY -- 2.9%
    Aeroquip-Vickers, Inc. ..............    1,300   $    75,888
    AGCO, Inc. ..........................    2,800        57,575
    Kaydon Corp. ........................    2,100        74,156
    Timken Co. ..........................    3,600       110,925
    Trinity Industries, Inc. ............    2,100        87,150
                                                     -----------
    TOTAL MACHINERY......................                405,694
                                                     -----------
METALS & MINING -- 1.2%
    Martin Marietta Materials, Inc.*.....    3,800       171,000
                                                     -----------
MULTI-INDUSTRY -- 0.8%
    Crane Co. ...........................    2,300       111,694
                                                     -----------
OIL (DOMESTIC) -- 1.9%
    Ashland, Inc. .......................    1,900        98,088
    Pennzoil Co. ........................    1,500        75,938
    Valero Energy Corp.*.................    2,900        96,425
                                                     -----------
    TOTAL OIL (DOMESTIC).................                270,451
                                                     -----------
PAPER & FOREST PRODUCTS -- 2.7%
    American Greetings Corp. ............    2,900       147,719
    Owens-Illinois, Inc.*................    3,500       156,625
    Potlatch Corp. ......................    1,700        71,400
                                                     -----------
    TOTAL PAPER & FOREST PRODUCTS........                375,744
                                                     -----------
PHARMACEUTICALS -- 3.9%
    Biogen, Inc.*........................    2,700       132,300
    Cardinal Health, Inc. ...............      900        84,375
    Mylan Laboratories, Inc. ............    3,700       111,231
    Watson Pharmaceuticals Co.*..........    4,600       214,763
                                                     -----------
    TOTAL PHARMACEUTICALS................                542,669
                                                     -----------
PRINTING & PUBLISHING -- 0.8%
    Washington Post Co., Class B.........      200       115,200
                                                     -----------
RESTAURANTS/LODGING -- 2.3%
    Applebee's International, Inc. ......    3,700        82,788
    Bob Evans Farms, Inc. ...............    2,800        59,325
    Papa John's International, Inc.*.....    2,600       102,538
    Promus Hotel Corp.*..................    1,887        72,649
                                                     -----------
    TOTAL RESTAURANTS/LODGING............                317,300
                                                     -----------
RETAIL -- 6.8%
    Best Buy Co., Inc.*..................    5,100       184,238
    OfficeMax, Inc.*.....................    8,300       136,950
    Payless Shoesource, Inc.*............    1,500       110,531
    Ross Stores, Inc. ...................    3,300       141,900
    Staples, Inc.*.......................    6,500       188,094
    TJX Cos., Inc. ......................    7,800       188,175
                                                     -----------
    TOTAL RETAIL.........................                949,888
                                                     -----------


                                           SHARES       VALUE
                                           ------       -----
RETAIL FOOD/DRUG -- 0.3%
    Hannaford Bros. Co. .................    1,000   $    44,000
                                                     -----------
SEMI CONDUCTORS/INSTRUMENTATION -- 3.3%
    Harris Corp. ........................    1,800        80,438
    Linear Technology Corp. .............    2,300       138,719
    Maxim Integrated Products, Inc.*.....    4,300       136,256
    Thomas & Betts Corp. ................    1,200        59,100
    Xilinx, Inc.*........................    1,500        51,000
                                                     -----------
    TOTAL SEMI
      CONDUCTORS/INSTRUMENTATION.........                465,513
                                                     -----------
TOBACCO -- 0.3%
    Universal Corp. .....................    1,200        44,850
                                                     -----------
TRANSPORTATION -- 0.8%
    Hunt (J.B.) Transport Services,
      Inc. ..............................    3,100       110,438
                                                     -----------
UTILITIES -- GAS & PIPELINE -- 1.3%
    MCN Corp. ...........................    3,100        77,113
    NICOR, Inc. .........................    2,600       104,325
                                                     -----------
    TOTAL UTILITIES -- GAS & PIPELINE....                181,438
                                                     -----------
UTILITIES -- TELEPHONE -- 2.9%
    360 Communications Co.*..............    1,600        51,200
    Century Telephone Enterprises,
      Inc. ..............................    3,200       146,800
    Cincinnati Bell, Inc. ...............    1,800        51,525
    Qwest Communications International,
      Inc.*..............................    1,632        56,916
    Southern New England
      Telecommunications Corp. ..........    1,500        98,250
                                                     -----------
    TOTAL UTILITIES -- TELEPHONE.........                404,691
                                                     -----------
TOTAL COMMON STOCK
  (COST $11,376,778).....................             13,391,940
                                                     -----------
SHORT TERM INVESTMENTS -- 4.7%
    Temporary Investment Cash Fund.......  329,632       329,632
    Temporary Investment Fund............  329,632       329,632
                                                     -----------
TOTAL SHORT TERM INVESTMENTS (COST
  $659,264)..............................                659,264
                                                     -----------
TOTAL INVESTMENTS -- 99.9%
  (COST $12,036,042).....................             14,051,204
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%....................                 17,453
                                                     -----------
NET ASSETS -- 100.0%.....................            $14,068,657
                                                     ===========

--------------------------------------------------------------------------------
* Non-income producing security.

See Notes to Financial Statements.

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                            SHARES       VALUE
                                            ------       -----
COMMON STOCK -- 69.6%
AIRLINES -- 1.5%
    Mesaba Holdings, Inc.*................    7,575   $   174,225
                                                      -----------
BUILDING RELATED/APPLIANCE -- 0.2%
    Silverleaf Resorts, Inc.*.............    1,200        18,300
                                                      -----------
COMMERCIAL SERVICES -- 21.1%
    Aaron Rents, Inc......................    1,000        20,000
    ACSYS, Inc.*..........................      400         5,500
    AXENT Technologies, Inc.*.............    2,200        67,375
    Children's Comprehensive Services,
      Inc.*...............................    2,050        30,494
    DoubleClick, Inc.*....................    2,600       129,187
    Intelligroup, Inc.*...................    2,000        35,500
    International Network Services*.......    3,500       143,500
    International Telecommunications Data
      Systems, Inc.*......................    1,500        43,500
    Mobius Management Systems, Inc.*......      300         4,500
    NCO Group, Inc.*......................    5,300       116,600
    Objective Systems Integrators,
      Inc.*...............................    2,100        15,487
    Pegasus Systems, Inc.*................    4,400       112,750
    Peregrine Systems, Inc.*..............    1,700        48,450
    Professional Staff PLC ADR*...........    7,950       109,312
    Provant, Inc.*........................    1,500        27,562
    Rental Service Corp.*.................    3,300       110,963
    Romac International, Inc.*............    3,900       118,462
    Select Appointments Holdings Public
      Limited Co. ADR.....................    9,000       265,500
    SOS Staffing Services, Inc.*..........    8,300       145,769
    StaffMark, Inc.*......................    9,700       355,262
    Steiner Leisure Ltd.*.................    5,100       154,275
    Technology Solutions Co.*.............    4,700       148,931
    TMP Worldwide, Inc.*..................    4,900       170,887
    Vantive Corp.*........................    3,100        63,550
    Verio, Inc.*..........................      100         2,488
                                                      -----------
    TOTAL COMMERCIAL SERVICES.............              2,445,804
                                                      -----------
COMMUNICATIONS -- 4.0%
    Exodus Communications, Inc.*..........    2,000        89,500
    FileNET Corp..........................    5,200       150,150
    Saville Systems PLC*..................    3,500       175,437
    TranSwitch Corp.*.....................    3,700        50,875
                                                      -----------
    TOTAL COMMUNICATIONS..................                465,962
                                                      -----------
COMPUTER SOFTWARE -- 10.1%
    BroadVision, Inc.*....................    4,900       116,987
    CIBER, Inc.*..........................    1,200        45,600
    Concord Communications, Inc.*.........    4,200       107,362
    CPS, Inc.*............................    6,800        41,225
    ECsoft Group PLC*.....................    3,700       119,787
    Education Management Corp.*...........      500        16,438
    HNC Software, Inc.*...................    2,150        87,747
    Information Management Resources,
      Inc.*...............................    2,100        71,006
    Inso Corp.*...........................    6,000        82,125
    Micromuse, Inc.*......................    2,200        89,787
    Preview Travel, Inc.*.................    2,000        68,750
    Tier Technologies, Inc.*..............    5,750       102,422
    TSI International Software Ltd.*......    4,900       112,088
    Travel Services International,
      Inc.*...............................    3,400       111,775
                                                      -----------
    TOTAL COMPUTER SOFTWARE...............              1,173,099
                                                      -----------


                                            SHARES       VALUE
                                            ------       -----
COSMETICS/TOILETRIES -- 0.7%
    French Fragrances, Inc.*..............    4,900   $    76,563
                                                      -----------
ENTERTAINMENT & LEISURE -- 2.0%
    Emmis Broadcasting Corp. Class A*.....    1,100        52,594
    Movado Group, Inc.....................    3,800       114,950
    SFX Entertainment, Inc., Class A*.....    1,400        64,225
                                                      -----------
    TOTAL ENTERTAINMENT...................                231,769
                                                      -----------
FINANCIAL SERVICES -- 6.5%
    Affiliated Managers Group, Inc.*......    2,000        74,250
    Ameritrade Holding Corp. Class A*.....      800        21,600
    Federated Investors, Inc.*............    1,200        22,200
    Franchise Mortgage Acceptance Co.*....    7,150       186,347
    HealthCare Financial Partners,
      Inc.*...............................    2,300       141,019
    Imperial Credit Industries, Inc.*.....    5,400       126,900
    SEI Investments Co....................    1,600        99,200
    Willis Lease Finance Corp.*...........    3,850        88,069
                                                      -----------
    TOTAL FINANCIAL SERVICES..............                759,585
                                                      -----------
HEALTHCARE SERVICES -- 3.3%
    Envoy Corp.*..........................    3,650       172,919
    Ocular Sciences, Inc.*................    3,400       110,500
    Wesley Jessen VisionCare, Inc.*.......    4,400       101,750
                                                      -----------
    TOTAL HEALTHCARE SERVICES.............                385,169
                                                      -----------
HOSPITAL SUPPLY -- 0.8%
    Endocardial Solutions, Inc.*..........    1,000        10,500
    ProMedCo Management Co.*..............    3,250        33,313
    Schick Technologies, Inc.*............    3,600        55,575
                                                      -----------
    TOTAL HOSPITAL SUPPLY.................                 99,388
                                                      -----------
MACHINERY -- 0.6%
    Metrika Systems Corp.*................    4,200        70,350
                                                      -----------
PHARMACEUTICALS -- 2.1%
    MedImmune, Inc.*......................    2,200       137,225
    NBTY, Inc.*...........................    6,100       112,088
                                                      -----------
    TOTAL PHARMACEUTICALS.................                249,313
                                                      -----------
PRINTING & PUBLISHING -- 0.9%
    Media Arts Group, Inc.*...............    5,300       102,025
                                                      -----------
RESTAURANTS/LODGING -- 0.5%
    Four Seasons Hotels, Inc..............    1,000        35,250
    Royal Olympic Cruise Lines, Inc.*.....    2,900        29,000
                                                      -----------
    TOTAL RESTAURANTS/LODGING.............                 64,250
                                                      -----------
RETAIL -- 4.7%
    1-800-Contacts, Inc.*.................    5,500        83,875
    Fossil, Inc.*.........................    5,400       134,325
    Gadzooks, Inc.*.......................    4,300       118,519
    Quicksilver, Inc.*....................    7,900       157,506
    Stage Stores, Inc.*...................    1,050        47,513
                                                      -----------
    TOTAL RETAIL..........................                541,738
                                                      -----------
SEMI-CONDUCTORS/INSTRUMENTATION -- 6.8%
    Cylink Corp.*.........................    4,400        52,800
    Cymer, Inc.*..........................    2,400        38,700
    Digital Microwave Corp.*..............    7,500        54,375

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                            SHARES       VALUE
                                            ------       -----
    Gemstar International Group*..........    7,100   $   265,806
    NeoMagic Corp.*.......................    2,400        37,200
    Network Solutions, Inc.*..............    3,600       162,000
    PMC-Sierra, Inc.*.....................    3,800       178,125
                                                      -----------
    TOTAL
      SEMI-CONDUCTORS/INSTRUMENTATION.....                789,006
                                                      -----------
UTILITIES -- TELEPHONE -- 3.8%
    Boston Communications Group, Inc.*....    9,650        85,644
    IDT Corp.*............................    3,100        93,194
    MGC Communications, Inc.*.............    1,000        15,250
    Omnipoint Corp.*......................    6,350       145,653
    Skytel Communications, Inc.*..........    4,300       100,647
                                                      -----------
    TOTAL UTILITIES -- TELEPHONE..........                440,388
                                                      -----------
TOTAL COMMON STOCK (COST $7,501,291)......              8,086,934
                                                      -----------
SHORT TERM INVESTMENTS -- 10.0%
    Temporary Investment Cash Fund........  579,694       579,694
    Temporary Investment Fund.............  579,693       579,693
                                                      -----------
TOTAL SHORT TERM INVESTMENTS (COST
  $1,159,387).............................              1,159,387
                                                      -----------
TOTAL INVESTMENTS -- 79.6% (COST
  $8,660,678).............................              9,246,321
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 20.4%....................              2,363,537
                                                      -----------
NET ASSETS -- 100.0%......................            $11,609,858
                                                      ===========

--------------------------------------------------------------------------------

* Non-income producing security.

See Notes to Financial Statements.

INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
COMMON STOCK -- 90.9%
ARGENTINA -- 0.4%
    Telefonica de Argentina SA ADR.......    1,400   $    45,500
                                                     -----------
AUSTRALIA -- 3.7%
    AMP Limited*.........................    7,474        87,474
    Australia & New Zealand Banking Group
      Ltd. ..............................   12,872        88,797
    CSR Ltd. ............................   13,648        39,384
    News Corp. Ltd. .....................   17,148       139,957
    Pasminco, Ltd. ......................   34,080        25,958
    WMC Ltd. ............................   11,320        34,068
                                                     -----------
    TOTAL AUSTRALIA......................                415,638
                                                     -----------
BRAZIL -- 1.5%
    Banco Itau S.A. 144A.................   75,400        42,700
    Companhia Energetica de Minas
      Gerais.............................  957,588        29,640
    Companhia Energetica de Minas Gerais
      ADR................................      244         6,417
    Companhia Brasileira de Distribuicao
      Grupo Pao Acucar...................  432,600         9,463
    Companhia Cervejaria Brahma..........   36,100        22,332
    Petroleo Brasileiro ADR..............      200         3,718
    Petroleo Brasileiro S.A. ............  144,100        26,786
    Telebras ADR.........................      301        32,865
                                                     -----------
    TOTAL BRAZIL.........................                173,921
                                                     -----------
CANADA -- 1.0%
    Canadian National Railway Co. .......    1,000        53,125
    Canadian Pacific, Ltd. ..............    2,100        59,588
                                                     -----------
    TOTAL CANADA.........................                112,713
                                                     -----------
CHILE -- 0.2%
    Compania de Telecomunicaciones de
      Chile S.A. ADR.....................    1,200        24,300
                                                     -----------
DENMARK -- 2.3%
    Novo-Nordisk A/S.....................      880       121,308
    Unidanmark A/S.......................    1,590       142,885
                                                     -----------
    TOTAL DENMARK........................                264,193
                                                     -----------
FINLAND -- 1.9%
    Metsa Serla-B Shares.................    9,000        86,941
    Oy Nokia AB..........................    1,320        97,079
    Nokia Corp. ADR......................      400        29,025
                                                     -----------
    TOTAL FINLAND........................                213,045
                                                     -----------
FRANCE -- 14.5%
    Alcatel Alsthom......................      900       183,244
    Allianz-Bcvg Agf Assurance
      Warrants*..........................       31           180
    Assurances Generales de France.......      727        41,136
    Axa-UAP..............................    1,170       131,590
    Banque Nationale de Paris............    2,272       185,637
    Carrefour Supermarche................       40        25,306
    Compagnie de Saint Gobain............      510        94,560
    Compagnie Generale des Etablissements
      Michelin...........................    2,310       133,342
    Elf Aquitaine........................    1,260       177,141
    Rhone-Poulenc........................    1,551        87,477
    Societe Generale.....................      929       193,144
    Total S.A............................      960       124,803
    Vivendi SA...........................    1,190       254,099
                                                     -----------
    TOTAL FRANCE.........................              1,631,659
                                                     -----------


                                           SHARES       VALUE
                                           ------       -----
GERMANY -- 13.6%
    Adidas AG............................      250   $    43,213
    Bayer AG.............................    6,070       313,079
    Dresdner Bank AG.....................    3,080       166,027
    Henkel KGaA..........................      880        87,511
    Hoechst AG...........................    2,510       125,289
    Hornbach Holdings AG.................      466        42,727
    Karstadt AG..........................      290       140,097
    MAN AG...............................      320       124,452
    Mannesmann AG........................    1,500       154,153
    Metallgesellschaft AG................    1,410        28,903
    SAP AG...............................       60        36,398
    SAP AG 144A..........................      100        67,977
    Siemens AG...........................    1,170        71,171
    VEBA AG..............................    1,990       135,604
                                                     -----------
    TOTAL GERMANY........................              1,536,601
                                                     -----------
HONG KONG -- 0.7%
    Cheung Kong Holdings Ltd. ...........   11,000        54,087
    Hong Kong Telecommunications Ltd. ...   11,000        20,655
                                                     -----------
    TOTAL HONG KONG......................                 74,742
                                                     -----------
HUNGARY -- 0.1%
    Magyar Tavkozlesi Rt -- ADR..........      200         5,888
                                                     -----------
IRELAND -- 1.7%
    Allied Irish Banks PLC...............    9,462       139,609
    Jefferson Smurfit Group PLC..........   15,900        47,885
                                                     -----------
    TOTAL IRELAND........................                187,494
                                                     -----------
ITALY -- 0.9%
    Telecom Italia SPA*..................   14,100       103,794
                                                     -----------
JAPAN -- 11.7%
    Advantest Corp. .....................      640        34,401
    Dai Nippon Printing Co., Ltd. .......    3,000        47,880
    Daiwa Securities Co., Ltd. ..........   18,000        77,429
    Eisai Co., Ltd. .....................    3,000        40,855
    Fuji Machine Manufacturing Co. ......    2,000        53,032
    Fuji Photo Film Co. .................    3,000       104,406
    Fujisawa Pharmaceutical Co., Ltd. ...    3,000        28,058
    JUSCO Co. Ltd. ......................    5,000        91,689
    Kao Corp. ...........................    2,000        30,839
    Mabuchi Motor........................    1,000        63,407
    Matsumotokiyoshi.....................    1,700        59,776
    Matsushita Electric Industrial Co.,
      Ltd. ..............................    5,000        80,340
    Nippon Telegraph & Telephone
      Corp. .............................       12        99,434
    Olympus Optical Co. Ltd. ............    6,000        52,138
    Rohm Co., Ltd. ......................    1,000       102,677
    Sanwa Bank...........................    7,000        62,593
    Shohkoh Fund & Co., Ltd. ............      100        24,570
    Sony Corp. ..........................    1,600       137,767
    Square Co. Ltd. .....................      100         2,666
    Toshiba Corp. .......................   17,000        69,453
    Uni-Charm Corp. .....................    1,300        48,146
                                                     -----------
    TOTAL JAPAN..........................              1,311,556
                                                     -----------
KOREA -- 0.2%
    Pohang Iron & Steel Co., Ltd. ADR....    1,540        17,710
    SK Telecom Co., Ltd. ADR.............    1,560         8,678
                                                     -----------
    TOTAL KOREA..........................                 26,388
                                                     -----------

INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
MEXICO -- 1.6%
    Coca-Cola Femsa S.A. ................   13,100   $    22,917
    Grupo Financiero Banamex Accival, SA
      de CV..............................   13,200        25,001
    Grupo Televisa S.A.*.................    2,100        39,541
    Kimberly Clark de Mexico, S.A. de
      C.V. ..............................   13,500        46,873
    Telefonos de Mexico S.A. ADR.........      900        43,088
                                                     -----------
    TOTAL MEXICO.........................                177,420
                                                     -----------
NETHERLANDS -- 6.9%
    Gucci Group N.V. -- New York
      Registered Shares..................      700        36,838
    ING Groep NV.........................    2,738       179,283
    Koninklijke KPN NV...................    1,600        61,586
    Philips Electronics NV...............    2,700       226,967
    Royal Dutch Petroleum Co. ...........      900        50,006
    TNT Post Group NV....................    1,600        40,900
    Unilever NV..........................    2,300       182,488
                                                     -----------
    TOTAL NETHERLANDS....................                778,068
                                                     -----------
NEW ZEALAND -- 0.4%
    Telecom Corp. New Zealand Ltd. ADR...      827        26,929
    Telecom Corp. of New Zealand Ltd. ...    3,287        13,548
    Telecom Corp. of New Zealand Ltd. ...    2,400         5,133
                                                     -----------
    TOTAL NEW ZEALAND....................                 45,610
                                                     -----------
NORWAY -- 0.4%
    Saga Petroleum ASA...................    2,650        40,750
                                                     -----------
PHILIPPINES -- 0.2%
    Ayala Land, Inc. ....................   25,200         7,252
    Manila Electric Co. .................    5,000        13,189
                                                     -----------
    TOTAL PHILIPPINES....................                 20,441
                                                     -----------
RUSSIA -- 0.1%
    Lukoil Holding ADR...................      350        11,701
                                                     -----------
SINGAPORE -- 0.3%
    Overseas Union Bank Ltd. ............   15,000        32,850
                                                     -----------
SOUTH AFRICA -- 0.4%
    De Beers Consolidated Mines Ltd. ....      600        10,615
    Liberty Life Association of Africa
      Ltd. ..............................      808        15,858
    South African Breweries Ltd. ........      700        14,499
                                                     -----------
    TOTAL SOUTH AFRICA...................                 40,972
                                                     -----------
SPAIN -- 2.9%
    Banco Santander......................    2,000        51,277
    Banco Popular........................      460        39,302
    Empresa Nacional de Electricad
      S.A. ..............................    4,500        98,618
    Telefonica S.A. ADR..................      945       131,828
                                                     -----------
    TOTAL SPAIN..........................                321,025
                                                     -----------
SWEDEN -- 3.1%
    Nordbanken Holding AB*...............   18,500       135,706
    Pharmacia & Upjohn, Inc. ............    1,260        57,984
    Sparbanken Sverige AB, Swedbank......      980        29,492
    Volvo AB.............................    4,050       120,612
                                                     -----------
    TOTAL SWEDEN.........................                343,794
                                                     -----------
SWITZERLAND -- 4.1%
    Compagnie Financiere Richemont AG....       20        26,173
    Credit Suisse Group..................      540       120,154
    Holderbank Financiere Glarus AG......      140       178,137
    Nestle SA............................       66       141,241
                                                     -----------
    TOTAL SWITZERLAND....................                465,705
                                                     -----------


                                           SHARES       VALUE
                                           ------       -----
TAIWAN -- 0.2%
    Taiwan Semiconductor Manufacturing
      Co., Ltd.*.........................    1,100   $    18,631
                                                     -----------
THAILAND -- 0.1%
    Bangkok Bank Public Co., Ltd. .......    4,000         4,917
    Thai Farmers Bank Public Co.,
      Ltd. ..............................    2,900         2,554
                                                     -----------
    TOTAL THAILAND.......................                  7,471
                                                     -----------
UNITED KINGDOM -- 15.8%
    Bass PLC.............................    5,360       100,432
    B.A.T Industries PLC.................    9,000        90,099
    BOC Group PLC........................    2,837        38,649
    British Petroleum Co. PLC*...........    9,657       140,825
    British Telecommunications PLC.......    6,800        83,959
    BTR PLC..............................    6,037        17,124
    Compass Group PLC....................    8,200        94,404
    Cookson Group PLC....................    1,330         4,571
    Diageo PLC...........................    9,532       112,920
    Granada Group PLC....................    1,700        31,314
    Great Universal Stores PLC...........    6,400        84,359
    HSBC Holdings PLC....................    4,500       109,020
    Lloyds TSB Group PLC.................    3,900        54,465
    Marks & Spencer PLC..................    2,900        26,395
    Next PLC.............................    3,000        25,828
    PowerGen PLC.........................    6,480        89,522
    Reckitt & Colman PLC.................    6,300       120,252
    Royal & Sun Alliance Group PLC.......    5,500        56,850
    Royal Bank of Scotland Group.........    3,200        55,528
    Siebe PLC............................    1,200        24,006
    Smithkline Beecham PLC...............   15,416       187,639
    Standard Chartered PLC...............    4,200        47,723
    WPP Group PLC........................   11,900        78,329
    Zeneca Group PLC.....................    2,300        98,702
                                                     -----------
    TOTAL UNITED KINGDOM.................              1,772,915
                                                     -----------
TOTAL COMMON STOCKS (COST $9,250,925)....             10,204,785
                                                     -----------

                                  MATURITY    PAR
                                    DATE     (000)
                                  --------   -----
REPURCHASE AGREEMENTS -- 8.1%
Goldman Sachs & Co., 5.75% dated
    6/30/98, repurchase price
    $912,146 (collateralized by
    $895,000 U.S. Treasury
    Notes, 7.875%, 11/15/99,
    market value $921,850) (Cost
    $912,000)...................  07/01/98   $912        912,000
                                                     -----------
U.S. TREASURY OBLIGATIONS -- 0.3%
U.S. TREASURY BILLS
    5.01%.......................  08/13/98     20         19,883
    5.05%.......................  08/20/98     10          9,933
    5.07%.......................  08/20/98     10          9,933
                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
  $39,740)................................                39,749
                                                     -----------
TOTAL INVESTMENTS -- 99.3% (COST
  $10,202,665)............................            11,156,534
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.7%.....................                74,632
                                                     -----------
NET ASSETS -- 100.0%......................           $11,231,166
                                                     ===========

INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 1998:

                                     VALUE AT                 UNREALIZED
FORWARD FOREIGN        SETTLEMENT   SETTLEMENT   CURRENT     APPRECIATION/
CURRENCY CONTRACTS        DATE         DATE       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------
PURCHASE CONTRACTS:
 Canadian Dollar        09/17/98     $142,715    $143,020        $ 305
 French Franc           07/31/98        3,753       3,731          (22)
 French Franc           07/31/98       59,043      59,186          143
 German Marks           07/01/98       15,976      16,040           64
 Swiss Francs           07/01/98       26,139      26,310          171
 UK Pounds              07/02/98        6,861       6,845          (16)
 UK Pounds              07/07/98       12,420      12,427            7
                                     --------    --------        -----
                                     $266,907    $267,559        $ 652
                                     ========    ========        =====
SALE CONTRACTS:
 French Franc           07/31/98     $    587    $    590        $  (3)
 French Franc           07/31/98          473         472            1
 French Franc           07/31/98          630         632           (2)
 Mexican Peso           07/01/98        1,856       1,863           (7)
 UK Pounds              07/01/98        8,430       8,432           (2)
 UK Pounds              07/03/98       39,058      39,224         (166)
 UK Pounds              07/06/98       35,757      35,823          (66)
                                     --------    --------        -----
                                     $ 86,791    $ 87,036        $(245)
                                     ========    ========        =====

--------------------------------------------------------------------------------
* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.0% of net assets.

ADR -- American Depository Receipt.

See Notes to Financial Statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

PACIFIC INNOVATIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MONEY MARKET           MANAGED
                                                                      FUND              BOND FUND
                                                                -----------------------------------
ASSETS
  Investments in securities at value(a).....................       $5,218,872          $15,216,536
  Cash......................................................               77                   21
  Receivable for:
     Securities sold........................................               --                   --
     Dividends and interest.................................           52,171              172,780
     Fund shares sold.......................................               --               15,452
  Due from Pacific Mutual...................................            8,659                   --
  Prepaid expense...........................................              657                2,073
  Unrealized appreciation on foreign currency exchange
     contracts..............................................               --                   --
                                                                   ----------          -----------
          Total Assets......................................        5,280,436           15,406,862
                                                                   ----------          -----------
LIABILITIES
  Cash overdraft............................................               --                   --
  Payable for:
     Securities purchased...................................               --                   --
     Accrued investment advisory fees.......................               --                  682
     Accrued shareholder servicing and transfer agent
      fees..................................................               --                1,052
     Accrued expenses.......................................           19,900               26,821
     Accrued dividends......................................              762                   --
     Variation margin payable on futures contracts..........               --                   --
                                                                   ----------          -----------
          Total Liabilities.................................           20,662               28,555
                                                                   ----------          -----------
Net Assets..................................................       $5,259,774          $15,378,307
                                                                   ==========          ===========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized, $.001
  par value per share)......................................       $    5,260          $     1,512
Additional paid-in capital..................................        5,254,514           15,253,060
Undistributed net investment income (loss)..................               --                   --
Accumulated net realized gain (loss) on investments,
  futures, and foreign currency transactions................               --              (45,102)
Accumulated net unrealized appreciation on investments,
  futures, foreign currency transactions, and forward
  currency contracts........................................               --              168,837
                                                                   ----------          -----------
Net Assets..................................................       $5,259,774          $15,378,307
                                                                   ==========          ===========
Shares outstanding..........................................        5,259,774            1,512,123
Net asset value, offering and redemption price per share....       $     1.00          $     10.17
                                                                   ==========          ===========
(a) Cost:...................................................       $5,218,872          $15,047,699
                                                                   ==========          ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

      CAPITAL
      INCOME       BLUE CHIP      MID-CAP     AGGRESSIVE    INTERNATIONAL
       FUND          FUND       EQUITY FUND   GROWTH FUND       FUND
-------------------------------------------------------------------------
    $22,153,036   $29,791,700   $14,051,204   $ 9,246,321    $11,156,534
        638,886            --            --     2,370,796          1,054
             --       147,021            --            --        118,162
        134,143        39,625        10,901         4,569         48,296
         45,614        68,465        35,021        11,504         29,468
             --            --            --         2,215         27,167
          3,500         4,461         2,017         1,685          1,450
             --            --            --            --            407
    -----------   -----------   -----------   -----------    -----------
     22,975,179    30,051,272    14,099,143    11,637,090     11,382,538
    -----------   -----------   -----------   -----------    -----------
             --         3,338            --            --             --
         91,375       166,149            --            --        150,028
          3,129         3,786         1,248            --             --
          4,942         5,128         1,993            --             --
         36,080        44,170        27,245        27,232          1,045
             --            --            --            --             --
             --            --            --            --            299
    -----------   -----------   -----------   -----------    -----------
        135,526       222,571        30,486        27,232        151,372
    -----------   -----------   -----------   -----------    -----------
    $22,839,653   $29,828,701   $14,068,657   $11,609,858    $11,231,166
    ===========   ===========   ===========   ===========    ===========
    $     1,976   $     2,077   $     1,038   $     1,004    $       996
     21,672,546    24,190,746    11,595,828    10,612,337     10,310,152
        330,663        86,688        18,506       (35,885)        90,586
         24,341       346,800       438,123       446,758       (255,955)
        810,127     5,202,390     2,015,162       585,644      1,085,387
    -----------   -----------   -----------   -----------    -----------
    $22,839,653   $29,828,701   $14,068,657   $11,609,858    $11,231,166
    ===========   ===========   ===========   ===========    ===========
      1,976,208     2,077,410     1,038,127     1,004,301        996,238
    $     11.56   $     14.36   $     13.55   $     11.56    $     11.27
    ===========   ===========   ===========   ===========    ===========
    $21,342,909   $24,589,310   $12,036,042   $ 8,660,678    $10,202,665
    ===========   ===========   ===========   ===========    ===========

PACIFIC INNOVATIONS TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                MONEY MARKET      MANAGED BOND
                                                                    FUND              FUND
                                                                ------------------------------
INVESTMENT INCOME
  Interest..................................................      $166,929          $437,892
  Dividends.................................................            --                --
     Less Foreign withholding taxes.........................            --                --
                                                                  --------          --------
          Total Investment Income...........................       166,929           437,892
                                                                  --------          --------
EXPENSES
  Investment advisory fees..................................         6,496            24,778
  Shareholder servicing fees................................         4,724            10,715
  Accounting fees...........................................         2,805             6,362
  Custodian fees............................................        15,107             9,201
  Professional fees.........................................         7,432            13,351
  Reports to shareholders...................................         4,328             7,252
  Trustees' fees and expenses...............................         1,486             3,443
  Insurance fees............................................         1,949             2,448
  Miscellaneous expenses....................................         4,267             6,655
                                                                  --------          --------
          Total Expenses....................................        48,594            84,205
          Less: Advisory fee waivers and expense
            reimbursements..................................       (30,878)          (33,979)
                                                                  --------          --------
          Net Expenses......................................        17,716            50,226
                                                                  --------          --------
Net Investment Income (Loss)................................       149,213           387,666
                                                                  --------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
  Investments, futures, and foreign currency transactions...            --             8,239
Net change in unrealized appreciation on investments,
  futures, foreign currency transactions, and forward
  currency contracts........................................            --            10,454
                                                                  --------          --------
Net Realized and Unrealized Gain on Investments and Foreign
  Currency Transactions.....................................            --            18,693
                                                                  --------          --------
Net Increase in Net Assets from Operations..................      $149,213          $406,359
                                                                  ========          ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

       CAPITAL
        INCOME       BLUE CHIP      MID-CAP     AGGRESSIVE    INTERNATIONAL
         FUND           FUND      EQUITY FUND   GROWTH FUND       FUND
    -----------------------------------------------------------------------
       $242,921      $   33,938    $  8,707      $ 16,428      $   31,751
        173,395         167,238      68,703         1,896         126,575
             --              --          --          (219)         (5,594)
       --------      ----------    --------      --------      ----------
        416,316         201,176      77,410        18,105         152,732
       --------      ----------    --------      --------      ----------
         47,306          65,008      33,215        31,975          33,256
         15,752          19,488      10,027         8,387           8,062
          9,353          11,571       5,954         4,980           4,787
         12,390          27,786      16,209        27,483          84,704
         18,666          22,746      12,814        10,790          10,433
         10,049           9,597       4,865         4,078           3,996
          5,452           6,550       3,211         2,641           2,404
          2,805           3,138       2,308         2,044           2,149
          8,846          10,413       6,414         5,685           5,409
       --------      ----------    --------      --------      ----------
        130,619         176,297      95,017        98,063         155,200
        (44,966)        (61,805)    (36,107)      (44,073)        (92,719)
       --------      ----------    --------      --------      ----------
         85,653         114,492      58,910        53,990          62,481
       --------      ----------    --------      --------      ----------
        330,663          86,684      18,500       (35,885)         90,251
       --------      ----------    --------      --------      ----------
        172,149         463,345     452,289       522,663         (36,409)
        329,060       3,330,864     392,350       314,197       1,326,848
       --------      ----------    --------      --------      ----------
        501,209       3,794,209     844,639       836,860       1,290,439
       --------      ----------    --------      --------      ----------
       $831,872      $3,880,893    $863,139      $800,975      $1,380,690
       ========      ==========    ========      ========      ==========

--------------------------------------------------------------------------------

PACIFIC INNOVATIONS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       MONEY MARKET FUND                MANAGED BOND FUND               CAPITAL INCOME FUND
                                 ------------------------------   ------------------------------   ------------------------------
                                  FOR THE SIX    FOR THE PERIOD    FOR THE SIX    FOR THE PERIOD    FOR THE SIX    FOR THE PERIOD
                                 MONTHS ENDED        ENDED        MONTHS ENDED        ENDED        MONTHS ENDED        ENDED
                                 JUNE 30, 1998    DECEMBER 31,    JUNE 30, 1998    DECEMBER 31,    JUNE 30, 1998    DECEMBER 31,
                                  (UNAUDITED)       1997(1)        (UNAUDITED)       1997(1)        (UNAUDITED)       1997(1)
                                 ------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income
    (loss).....................   $   149,213     $   242,852      $   387,666     $   375,805      $   330,663     $   269,863
  Net realized gain (loss) on
    investments, futures, and
    foreign currency
    transactions...............            --              --            8,239         (53,341)         172,149         201,215
  Net change in unrealized
    appreciation (depreciation)
    on investments, futures,
    foreign exchange
    transactions, and forward
    currency contracts.........            --              --           10,454         158,383          329,060         481,067
                                  -----------     -----------      -----------     -----------      -----------     -----------
         Net Increase
           (Decrease) in Net
           Assets from
           Operations..........       149,213         242,852          406,359         480,847          831,872         952,145
                                  -----------     -----------      -----------     -----------      -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS
  Distributions to shareholders
    from net investment
    income.....................      (149,213)       (242,852)        (387,666)       (375,805)              --        (269,863)
  Distributions to shareholders
    from net capital gains.....            --              --               --              --               --        (201,215)
  Distributions to shareholders
    in excess of net capital
    gains......................            --              --               --              --               --        (147,808)
                                  -----------     -----------      -----------     -----------      -----------     -----------
         Total Dividends and
           Distributions to
           Shareholders........      (149,213)       (242,852)        (387,666)       (375,805)              --        (618,886)
                                  -----------     -----------      -----------     -----------      -----------     -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold....     1,244,974       8,826,079        3,438,710      11,287,631        4,514,989      16,728,404
  Reinvestment of dividends and
    distributions..............       149,470         241,833          387,666         375,804               --         618,884
  Cost of shares redeemed......    (2,833,207)     (2,469,315)        (225,154)        (10,095)        (177,822)         (9,943)
                                  -----------     -----------      -----------     -----------      -----------     -----------
    Increase/(Decrease) in Net
      Assets from Capital Share
      Transactions.............    (1,438,763)      6,598,597        3,601,222      11,653,340        4,337,167      17,337,345
                                  -----------     -----------      -----------     -----------      -----------     -----------
         Total
           Increase/(Decrease)
           in Net Assets.......    (1,438,763)      6,598,597        3,619,915      11,758,382        5,169,039      17,670,604
NET ASSETS
  Beginning of Period..........     6,698,537          99,940       11,758,392              10       17,670,614              10
                                  -----------     -----------      -----------     -----------      -----------     -----------
  End of Period................   $ 5,259,774     $ 6,698,537      $15,378,307     $11,758,392      $22,839,653     $17,670,614
                                  ===========     ===========      ===========     ===========      ===========     ===========
SHARES ISSUED AND REDEEMED
  Shares sold..................     1,244,974       8,826,079          337,289       1,122,477          393,906       1,542,652
  Shares issued in reinvestment
    of dividends and
    distributions..............       149,470         241,833           38,190          37,311               --          56,129
  Shares redeemed..............    (2,833,207)     (2,469,315)         (22,147)           (998)         (15,600)           (880)
                                  -----------     -----------      -----------     -----------      -----------     -----------
         Net
           Increase/(Decrease)
           in Shares
           Outstanding.........    (1,438,763)      6,598,597          353,333       1,158,790          378,307       1,597,901
                                  ===========     ===========      ===========     ===========      ===========     ===========

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

            BLUE CHIP FUND                MID-CAP EQUITY FUND             AGGRESSIVE GROWTH FUND
    ------------------------------   ------------------------------   ------------------------------
     FOR THE SIX    FOR THE PERIOD    FOR THE SIX    FOR THE PERIOD    FOR THE SIX    FOR THE PERIOD
    MONTHS ENDED        ENDED        MONTHS ENDED        ENDED        MONTHS ENDED        ENDED
    JUNE 30, 1998    DECEMBER 31,    JUNE 30, 1998    DECEMBER 31,    JUNE 30, 1998    DECEMBER 31,
     (UNAUDITED)       1997(1)        (UNAUDITED)       1997(1)        (UNAUDITED)       1997(1)
    ------------------------------------------------------------------------------------------------
     $    86,684     $    89,822      $    18,500     $    41,537      $   (35,885)     $  (30,687)
         463,345         (70,076)         452,289          52,690          522,663         713,648
       3,330,864       1,871,526          392,350       1,622,812          314,197         271,447
     -----------     -----------      -----------     -----------      -----------      ----------
       3,880,893       1,891,272          863,139       1,717,039          800,975         954,408
     -----------     -----------      -----------     -----------      -----------      ----------
              --         (89,818)              --         (41,531)              --              --
              --              --               --         (52,690)              --        (713,648)
              --         (46,469)              --         (14,166)              --         (75,905)
     -----------     -----------      -----------     -----------      -----------      ----------
              --        (136,287)              --        (108,387)              --        (789,553)
     -----------     -----------      -----------     -----------      -----------      ----------
       6,335,299      18,044,143        2,150,546       9,438,459        1,441,636       8,472,849
              --         136,293               --         108,384               --         789,552
        (297,952)        (24,970)         (93,409)         (7,124)         (38,086)        (21,933)
     -----------     -----------      -----------     -----------      -----------      ----------
       6,037,347      18,155,466        2,057,137       9,539,719        1,403,550       9,240,468
     -----------     -----------      -----------     -----------      -----------      ----------
                      19,910,451        2,920,276      11,148,371        2,204,525       9,405,323
       9,918,240
      19,910,461              10       11,148,381              10        9,405,333              10
     -----------     -----------      -----------     -----------      -----------      ----------
     $29,828,701     $19,910,461      $14,068,657     $11,148,381      $11,609,858      $9,405,333
     ===========     ===========      ===========     ===========      ===========      ==========
         473,726       1,617,145          163,646         873,294          129,256         803,673
              --          11,153               --           8,794               --          76,507
         (22,507)         (2,108)          (7,034)           (574)          (3,315)         (1,821)
     -----------     -----------      -----------     -----------      -----------      ----------
         451,219       1,626,190          156,613         881,514          125,942         878,359
     ===========     ===========      ===========     ===========      ===========      ==========

           INTERNATIONAL FUND
     ------------------------------
      FOR THE SIX    FOR THE PERIOD
     MONTHS ENDED        ENDED
     JUNE 30, 1998    DECEMBER 31,
      (UNAUDITED)       1997(1)
     ------------------------------
      $    90,251      $   79,329
          (36,409)        (54,792)
        1,326,848        (241,461)
      -----------      ----------
        1,380,690        (216,924)
      -----------      ----------
               --         (78,994)
               --              --
               --        (164,754)
      -----------      ----------
               --        (243,748)
      -----------      ----------
          980,320       9,263,921
               --         243,745
         (165,875)        (10,973)
      -----------      ----------
          814,445       9,496,693
      -----------      ----------
        2,195,135       9,036,021
        9,036,031              10
      -----------      ----------
      $11,231,166      $9,036,031
      ===========      ==========
           90,016         898,502
               --          25,045
          (16,283)         (1,043)
      -----------      ----------
           73,734         922,504
      ===========      ==========

--------------------------------------------------------------------------------

PACIFIC INNOVATIONS TRUST
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 FOR THE SIX       FOR THE PERIOD
                                                                MONTHS ENDED           ENDED
                                                                JUNE 30, 1998       DECEMBER 31,
                                                                 (UNAUDITED)          1997(1)
                                                                ---------------------------------
Net Asset Value, beginning of period........................       $ 1.00              $ 1.00
                                                                   ------              ------
Net investment income.......................................         0.03                0.04
Net realized and unrealized gain on investments.............         0.00                0.00
                                                                   ------              ------
Total from investment operations............................         0.03                0.04
                                                                   ------              ------
Dividends from net investment income........................        (0.03)              (0.04)
                                                                   ------              ------
Net Asset Value, end of period..............................       $ 1.00              $ 1.00
                                                                   ======              ======
Total return................................................        2.53%               4.22%
                                                                   ======              ======
Net assets, end of period (in thousands)....................       $5,260              $6,699
                                                                   ======              ======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements......................        0.60%*              0.60%*
                                                                   ======              ======
  Before fee waivers and reimbursements.....................        1.64%*              1.47%*
                                                                   ======              ======
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements......................        5.05%*              5.00%*
                                                                   ======              ======
  Before fee waivers and reimbursements.....................        4.01%*              4.13%*
                                                                   ======              ======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
MANAGED BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 FOR THE SIX       FOR THE PERIOD
                                                                MONTHS ENDED           ENDED
                                                                JUNE 30, 1998       DECEMBER 31,
                                                                 (UNAUDITED)          1997(1)
                                                                ---------------------------------
Net Asset Value, beginning of period........................       $ 10.15            $  10.00
                                                                   -------            --------
Net investment income.......................................          0.29                0.49
Net realized and unrealized gain on investments.............          0.02                0.15
                                                                   -------            --------
Total from investment operations............................          0.31                0.64
                                                                   -------            --------
Dividends from net investment income........................         (0.29)              (0.49)
                                                                   -------            --------
Net Asset Value, end of period..............................       $ 10.17            $  10.15
                                                                   =======            ========
Total return................................................         3.06%               6.59%
                                                                   =======            ========
Net assets, end of period (in thousands)....................       $15,378            $ 11,758
                                                                   =======            ========
Ratio of expenses to average net assets:
  After fee waivers and reimbursements......................         0.75%*              0.75%*
                                                                   =======            ========
  Before fee waivers and reimbursements.....................         1.26%*              1.39%*
                                                                   =======            ========
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements......................         5.79%*              6.12%*
                                                                   =======            ========
  Before fee waivers and reimbursements.....................         5.28%*              5.48%*
                                                                   =======            ========
Portfolio turnover rate.....................................        14.59%             104.36%
                                                                   =======            ========

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
CAPITAL INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 FOR THE SIX       FOR THE PERIOD
                                                                MONTHS ENDED           ENDED
                                                                JUNE 30, 1998       DECEMBER 31,
                                                                 (UNAUDITED)          1997(1)
                                                                ---------------------------------
Net Asset Value, beginning of period........................       $ 11.06            $ 10.00
                                                                   -------            -------
Net investment income.......................................          0.17               0.17
Net realized and unrealized gain on investments.............          0.33               1.30
                                                                   -------            -------
Total from investment operations............................          0.50               1.47
                                                                   -------            -------
Dividends from net investment income........................            --              (0.17)
Distributions from net capital gains........................            --              (0.14)
Distributions in excess of net capital gains................            --              (0.10)
                                                                   -------            -------
Total distributions.........................................            --              (0.41)
                                                                   -------            -------
Net Asset Value, end of period..............................       $ 11.56            $ 11.06
                                                                   =======            =======
Total return................................................         4.52%             14.75%
                                                                   =======            =======
Net assets, end of period (in thousands)....................       $22,840            $17,671
                                                                   =======            =======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements......................         0.87%*             0.87%*
                                                                   =======            =======
  Before fee waivers and reimbursements.....................         1.33%*             1.52%*
                                                                   =======            =======
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements......................         3.36%*             3.24%*
                                                                   =======            =======
  Before fee waivers and reimbursements.....................         2.90%*             2.59%*
                                                                   =======            =======
Portfolio turnover rate.....................................        26.92%             44.98%
                                                                   =======            =======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 FOR THE SIX       FOR THE PERIOD
                                                                MONTHS ENDED           ENDED
                                                                JUNE 30, 1998       DECEMBER 31,
                                                                 (UNAUDITED)          1997(1)
                                                                ---------------------------------
Net Asset Value, beginning of period........................       $ 12.24            $ 10.00
                                                                   -------            -------
Net investment income.......................................          0.04               0.06
Net realized and unrealized gain on investments.............          2.08               2.27
                                                                   -------            -------
Total from investment operations............................          2.12               2.33
                                                                   -------            -------
Dividends from net investment income........................            --              (0.06)
Distributions from net capital gains........................            --                 --
Distributions in excess of net capital gains................            --              (0.03)
                                                                   -------            -------
Total distributions.........................................            --              (0.09)
                                                                   -------            -------
Net Asset Value, end of period..............................       $ 14.36            $ 12.24
                                                                   =======            =======
Total return................................................         17.32%             23.27%
                                                                   =======            =======
Net assets, end of period (in thousands)....................       $29,829            $19,910
                                                                   =======            =======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements......................          0.94%*             0.94%*
                                                                   =======            =======
  Before fee waivers and reimbursements.....................          1.45%*             1.53%*
                                                                   =======            =======
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements......................          0.71%*             1.00%*
                                                                   =======            =======
  Before fee waivers and reimbursements.....................          0.20%*             0.41%*
                                                                   =======            =======
Portfolio turnover rate.....................................         29.17%             44.93%
                                                                   =======            =======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
MID-CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 FOR THE SIX       FOR THE PERIOD
                                                                MONTHS ENDED           ENDED
                                                                JUNE 30, 1998       DECEMBER 31,
                                                                 (UNAUDITED)          1997(1)
                                                                ---------------------------------
Net Asset Value, beginning of period........................      $  12.65            $  10.00
                                                                  --------            --------
Net investment income.......................................          0.02                0.05
Net realized and unrealized gain on investments.............          0.88                2.73
                                                                  --------            --------
Total from investment operations............................          0.90                2.78
                                                                  --------            --------
Dividends from net investment income........................            --              (0.05)
Distributions from net capital gains........................            --              (0.06)
Distributions in excess of net capital gains................            --              (0.02)
                                                                  --------            --------
Total distributions.........................................            --              (0.13)
                                                                  --------            --------
Net Asset Value, end of period..............................      $  13.55            $  12.65
                                                                  ========            ========
Total return................................................         7.11%              27.80%
                                                                  ========            ========
Net assets, end of period (in thousands)....................      $ 14,069            $ 11,148
                                                                  ========            ========
Ratio of expenses to average net assets:
  After fee waivers and reimbursements......................         0.94%*              0.94%*
                                                                  ========            ========
  Before fee waivers and reimbursements.....................         1.52%*              1.62%*
                                                                  ========            ========
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements......................         0.30%*              0.66%*
                                                                  ========            ========
  Before fee waivers and reimbursements.....................       (0.28)%*            (0.02)%*
                                                                  ========            ========
Portfolio turnover rate.....................................        40.70%              55.74%
                                                                  ========            ========

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 FOR THE SIX       FOR THE PERIOD
                                                                MONTHS ENDED           ENDED
                                                                JUNE 30, 1998       DECEMBER 31,
                                                                 (UNAUDITED)          1997(1)
                                                                ---------------------------------
Net Asset Value, beginning of period........................      $  10.71            $ 10.00
                                                                  --------            -------
Net investment (loss).......................................         (0.04)             (0.03)
Net realized and unrealized gain on investments.............          0.89               1.76
                                                                  --------            -------
Total from investment operations............................          0.85               1.73
                                                                  --------            -------
Dividends from net investment income........................            --                 --
Distributions from net capital gains........................            --              (0.92)
Distributions in excess of net capital gains................            --              (0.10)
                                                                  --------            -------
Total distributions.........................................            --              (1.02)
                                                                  --------            -------
Net Asset Value, end of period..............................      $  11.56            $ 10.71
                                                                  ========            =======
Total return................................................         7.94%             17.65%
                                                                  ========            =======
Net assets, end of period (in thousands)....................      $ 11,610            $ 9,405
                                                                  ========            =======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements......................         1.03%*             1.03%*
                                                                  ========            =======
  Before fee waivers and reimbursements.....................         1.87%*             1.73%*
                                                                  ========            =======
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements......................        (0.68%)*           (0.53%)*
                                                                  ========            =======
  Before fee waivers and reimbursements.....................        (1.52%)*           (1.23%)*
                                                                  ========            =======
Portfolio turnover rate.....................................       129.51%             99.05%
                                                                  ========            =======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 FOR THE SIX       FOR THE PERIOD
                                                                MONTHS ENDED           ENDED
                                                                JUNE 30, 1998       DECEMBER 31,
                                                                 (UNAUDITED)          1997(1)
                                                                ---------------------------------
Net Asset Value, beginning of period........................       $  9.80            $ 10.00
                                                                   -------            -------
Net investment income.......................................          0.09               0.09
Net realized and unrealized gain (loss) on investments and
  foreign currency transactions.............................          1.38              (0.01)
                                                                   -------            -------
Total from investment operations............................          1.47               0.08
                                                                   -------            -------
Dividends from net investment income........................            --              (0.09)
Distributions from net capital gains........................            --                 --
Distributions in excess of net capital gains................            --              (0.19)
                                                                   -------            -------
Total distributions.........................................            --              (0.28)
                                                                   -------            -------
Net Asset Value, end of period..............................       $ 11.27            $  9.80
                                                                   =======            =======
Total return................................................        15.24%              0.56%
                                                                   =======            =======
Net assets, end of period (in thousands)....................       $11,231            $ 9,036
                                                                   =======            =======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements......................         1.24%*             1.24%*
                                                                   =======            =======
  Before fee waivers and reimbursements.....................         3.08%*             3.19%*
                                                                   =======            =======
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements......................         1.79%*             1.39%*
                                                                   =======            =======
  Before fee waivers and reimbursements.....................        (0.05%)*           (0.56%)*
                                                                   =======            =======
Portfolio turnover rate.....................................        69.64%             53.23%
                                                                   =======            =======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Pacific Innovations Trust (the "Trust"), was organized under the laws of the State of Delaware on September 25, 1996, as a "Delaware Business Trust". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations on March 1, 1997 and operates as a series company comprising seven funds (collectively referred to as the "Funds"): the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund and International Fund.

The Trust is the funding vehicle for variable annuity contracts offered by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company). Bank of America National Trust and Savings Association, a subsidiary of BankAmerica Corporation, serves as the Funds' investment advisor. Scudder Kemper Investments, Inc. and Wellington Management Company, LLP serve as sub-advisors to the Managed Bond Fund and the International Fund, respectively.

Pursuant to consent received from the California Department of Insurance on September 1, 1997, Pacific Mutual Life Insurance Company ("Pacific Mutual") implemented a plan of conversion to form a mutual holding company structure (the "Conversion"). The Conversion created Pacific Mutual Holding Company ("PMHC"), a mutual holding company and Pacific LifeCorp, an intermediate stock holding company. Pacific Mutual was converted to a stock life insurance company and renamed Pacific Life Insurance Company ("Pacific Life"). Under their respective charters, PMHC must always own at least 51% of the outstanding voting stock of Pacific LifeCorp, and Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in PMHC, consisting principally of the right to vote on the election of the Board of Directors of PMHC and on other matters, and certain rights upon liquidation or dissolution of PMHC.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principals.

Security Valuation

Portfolio securities listed on an exchange and over the counter securities quoted on the NASDAQ system are valued at the close of regular trading on each business day the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale price on the securities exchange or securities market in which such securities are primarily traded. Securities not listed on an exchange or securities market, or securities for which there were no transactions, are valued at the mean between the current bid and asked prices. Fixed income securities are valued by using market quotations, or independent pricing services, approved by the board of trustees. Any securities or other assets for which recent market quotations are not readily available are valued as determined in good faith by or at the direction of the Board of Trustees.

Short-term obligations which mature in sixty days or less are valued at amortized cost. Short-term obligations with more than sixty days to maturity are valued at current market value until the sixtieth day prior to maturity, and thereafter are valued on an amortized cost basis based on the value on such date.

The Money Market Fund values investments utilizing the amortized cost valuation technique permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, which requires the Fund to comply with certain conditions. This technique involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are recognized on the specific identification basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded as soon as reliable information is available from the Trust's sources. All premium and discount amortization/accretions are determined by the effective yield method.

--------------------------------------------------------------------------------

Foreign Currency Translation and Foreign Currency Exchange Contracts

The books and records of the Funds are maintained in U.S. dollars. All assets and liabilities of a fund that are initially expressed in foreign currencies are translated into U.S. dollars each business day using the current exchange rates determined prior to the close of the NYSE. Purchases and sales of foreign securities and income and expenses relating to the foreign securities are converted into U.S. dollars based upon currency exchange rates prevailing on the respective date of such transactions. Gains and losses attributable to changes in foreign currency exchange rates are included for financial statement purposes in the net realized gains and losses on investments and foreign currency transactions.

A forward foreign currency exchange contract ("forward contract") is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The International Fund generally enters into forward contracts as a hedge, in connection with the purchase or sale of a security denominated in a foreign currency. Forward contracts are valued daily based on the effective exchange rate and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction. Risks of entering into forward contracts include the potential inability of the counter party to meet the terms of the contract and the fund giving up opportunity for profit.

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks involve foreign currency exchange rate fluctuations, adverse political and economic developments, and the imposition of unfavorable foreign governmental laws and regulations.

Futures

A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. Such unrealized gains and losses are included in the caption "Accumulated net unrealized appreciation (depreciation) on investment foreign futures, foreign currency transactions, and forward currency contracts" in the Statement of Assets and Liabilities. A fund agrees to receive from or pay to the broker an amount of "variation margin" which is included as a payable or receivable in the Statement of Assets and Liabilities. When the futures contract is closed, the fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The International Fund has entered into futures contracts to hedge a portion of its portfolio.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

The International Fund had the following open futures contracts at June 30, 1998:

                                                                   UNREALIZED
                           NUMBER OF     CONTRACT   EXPIRATION   APPRECIATION/
                           CONTRACTS      VALUE        DATE      (DEPRECIATION)
                          ------------   --------   ----------   --------------
Purchased:
Toronto Index
 (Canada)...............        500       $2,095     09/17/98        $(140)

Dividends and Distributions to Shareholders

The Funds record dividends and distributions to shareholders on the ex-date. Each Fund, with the exception of the Money Market Fund and the Managed Bond Fund declare and pay dividends arising from net investment income gains on an annual basis. Dividends from net investment income are declared and paid daily by the Money Market Fund, and declared and paid monthly by the Managed Bond Fund. Distributions from net realized capital gains, if any, are declared and paid on an annual basis, for each of the Funds.

The amount of distributions from net investment income and net realized capital gains, if any, are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Key differences include the treatment of short-term capital gains, the deferral of post October losses,

--------------------------------------------------------------------------------

wash sales, and the treatment of foreign currencies. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital. Permanent differences in the Aggressive Growth Fund which amount to $30,687 were reclassified from undistributed net income to additional paid-in capital in accordance with these policies.

Repurchase Agreements

Under a repurchase agreement a fund may acquire securities from financial institutions, subject to the sellers agreement to repurchase such securities at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. It is the policy of the Funds to value the underlying collateral daily on a mark to market basis to determine that the value, including accrued interest, is at least equal to the repurchase price. If the counter party to the agreement defaults, a fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines or incur disposition costs in liquidating the collateral.

Use of Estimates

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets and liabilities to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from these estimates.

2.  INVESTMENT MANAGEMENT AGREEMENTS,
    INVESTMENT SUB-ADVISORY AGREEMENTS
    AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into a Management Agreement with Bank of America National Trust and Savings Association ("Manager") which provides that the Manager will furnish each Fund with investment advisory and administrative services. The Manager receives a fee computed daily and paid monthly based on annual rates of 0.22%, 0.37%, 0.48%, 0.53%, 0.53%, 0.61%, and 0.66% of the average daily net assets of the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund, and International Fund, respectively.

The Manager has engaged Scudder Kemper Investments, Inc. and Wellington Management Company, LLP to serve as sub-advisors for the Managed Bond Fund and International Fund, respectively. The sub-advisors receive a fee from the Manager computed daily and paid monthly based on an annual rate of 0.20% and 0.40% of the average daily net assets of the Managed Bond Fund and International Fund, respectively.

The Management Agreement provides that the Manager will reimburse each Fund to prevent its expenses from exceeding a specific percentage limit. During the period ended June 30, 1998, the Manager reimbursed all of the Funds for expenses pursuant to those provisions.

The Manager and Pacific Life have jointly agreed to waive fees and reimburse Fund expenses, excluding interest, taxes, brokerage, and other portfolio transactions costs, so that the expenses will not exceed 0.60%, 0.75%, 0.87%, 0.94%, 0.94%, 1.03%, and 1.24% of the average net assets on an annual basis of the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund, and International Fund, respectively.

PNC Bank, N.A. ("PNC Bank") serves as custodian for the Funds. As custodian of the Trust's assets, PNC Bank performs a variety of custodial services including maintaining a separate account for each Fund, holding and disbursing portfolio securities, receiving and disbursing money, and collecting income and other payments and distributions on account of the portfolio securities.

--------------------------------------------------------------------------------

PFPC serves as accounting agent for the Funds. Under the Sub-Administration and Accounting Services Agreement, PFPC has agreed to provide certain accounting, bookkeeping, pricing, dividend distribution calculation, and disbursing services with respect to the Trust. PNC Bank and PFPC are affiliates of PNC Bank Corp.

Pacific Life is the transfer agent for the Trust and also provides shareholder support services.

Certain officers and/or Trustees of the Trust are also officers and/or directors of the sub-administrator and accounting agent. During the period ended June 30, 1998, the Trust made no direct payments to its officers or Trustees, who were affiliates of the Manager.

3.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold, excluding short-term obligations, during the period ended June 30, 1998 were: $5,975,109 and $1,883,716 for Managed Bond Fund; $10,491,927 and $4,694,856 for Capital Income Fund; $12,960,625 and $6,856,204 for Blue Chip Fund; $6,459,465 and
$5,019,684 for Mid-Cap Equity Fund; $12,207,855 and $13,871,176 for Aggressive Growth Fund; and $7,662,360 and $6,347,605 for International Fund, respectively.

4.  TAX MATTERS

It is the Trust's policy to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to distribute all of its taxable income, as well as any net realized gains, to its shareholders. Therefore, no federal income or excise tax provision has been made. Foreign taxes have been provided for on dividend and interest income earned on foreign investments in accordance with the applicable country's tax rates and, to the extent unrecoverable, are recorded as a reduction of investment income.

Tax Cost of Investments

At June 30, 1998, the net unrealized appreciation or depreciation based on the cost of investments for federal income tax purposes was as follows:

                            TAX          GROSS          GROSS       NET UNREALIZED
                          COST OF      UNREALIZED     UNREALIZED     APPRECIATION
                        INVESTMENTS   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                        -----------   ------------   ------------   --------------
Money Market Fund.....  $ 5,218,872    $        0     $       0       $        0
Managed Bond Fund.....   15,050,325       176,096        (9,885)         166,211
Capital Income Fund...   21,348,442     1,675,639      (871,045)         804,594
Blue Chip Fund........   24,598,061     5,444,823      (251,184)       5,193,639
Mid-Cap Equity Fund...   12,036,042     2,389,618      (374,456)       2,015,162
Aggressive Growth
 Fund.................    8,664,098     1,102,747      (520,523)         582,224
International Fund....   10,218,475     1,307,645      (369,585)         938,060

SEMI-ANNUAL REPORT
AS OF JUNE 30, 1998


PACIFIC INNOVATIONS TRUST



478-8A 7/98



Pacific Life Insurance Company                                    --------------
Variable Annuity Department                                          BULK RATE
P.O. Box 7187                                                      U.S. POSTAGE
Newport Beach, California 92660-7187                                    PAID
                                                                   PACIFIC LIFE
Address Service Requested                                               92799
                                                                  --------------